UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	10/31/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Absolute Insight Multi-Strategy Fund

BNY Mellon Insight Broad Opportunities Fund

FORM N-CSR

Item 1.             Reports to Stockholders.

BNY Mellon Absolute Insight Multi-Strategy Fund

ANNUAL REPORT October 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Absolute Insight Multi-Strategy Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon Absolute Insight Multi-Strategy Fund, covering the 12-month period from November 1, 2017 through October 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Markets began the reporting period on solid footing as major global economies experienced above-trend growth across the board. In the United States, the Federal Reserve continued to move away from its accommodative monetary policy while other major central banks also began to consider monetary tightening. In the equity markets, both U.S. and non-U.S. markets enjoyed an upward trend, though investor concerns about volatility and inflation later began to weigh on returns. Interest rates rose across the curve, putting pressure on bond prices.

Later in the reporting period, global growth trends began to diverge. While a strong economic performance continued to bolster U.S. equity markets, slower growth and political concerns pressured markets in the Eurozone. Emerging markets also came under pressure as weakness in their currencies added to investors’ uneasiness. Fixed income markets continued to struggle as interest rates rose; the yield on the benchmark 10-year Treasury bond surged late in the reporting period, but growing investor concerns about global growth helped keep it from rising further.

Despite continuing doubts regarding trade, U.S. inflationary pressures, and global growth, we are optimistic that the U.S. economy will remain strong in the near term. However, we will stay attentive to signs that signal potential changes on the horizon. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

November 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through October 31, 2018, as provided by portfolio manager Sonja Lami of Insight Investment International Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the 12-month period ended October 31, 2018, BNY Mellon Absolute Insight Multi-Strategy Fund’s Class A shares produced a total return of -2.00%, Class C shares returned -2.44%, Class I shares returned -1.37%, and Class Y shares returned -1.37%.1 In comparison, the fund’s benchmarks, the USD 1-Month LIBOR and the FTSE One-Month U.S. Treasury Bill Index, produced a total return of 1.81% and 1.62%, respectively, for the same period.2,3

Global financial markets posted mixed returns over the reporting period in an environment of divergent global economic growth and rising interest rates. The fund lagged its benchmarks, and only two of its five strategies contributed positively to return, Absolute Return Credit and Absolute Return Dynamic Opportunities. The main detractor strategy for these returns was Absolute Return Emerging Market, while there was also weakness in the Currency and Absolute Return Equity Strategies.

On July 31, 2018, the Citi One-Month U.S. Treasury Bill Index was renamed FTSE One-Month U.S. Treasury Bill Index.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally allocates its assets across multiple “absolute-return” investment strategies. Through exposure to these investment strategies, the fund seeks to generate positive returns on a rolling 12-month basis with less volatility than major equity markets. The fund is designed to complement traditional equity and fixed-income portfolios.

The investment strategies currently employed by the fund include: the Absolute Return Equity Strategy, the Absolute Return Emerging Market Strategy, the Absolute Return Credit Strategy, the Absolute Return Dynamic Opportunities Strategy and the Currency Strategy. The fund’s sub-investment adviser has considerable latitude in allocating the fund’s investments to any of the strategies and may vary the amount of the fund’s assets allocated to each depending on market conditions.

Economic Growth Amid Rising Volatility

Global equity markets gained ground early in the reporting period, supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance, as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. U.S. stocks posted gains when tax-reform legislation reduced corporate tax rates. Global growth trends enabled U.K. equities to climb despite concerns regarding the country’s exit from the European Union. Eurozone markets lagged global market averages despite improving regional economic fundamentals.

February and March 2018 saw heightened market volatility and declining stock prices sparked by perceived U.S. inflationary pressures and uncertainties surrounding the possibility of more protectionist U.S. trade policies. However, these concerns eased in April, and higher oil prices benefited energy stocks.

Despite losses on U.S. government bonds early in the first half of the reporting period, global bond markets posted moderate gains, on average, as a weakening U.S. dollar bolstered returns

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

from local currency-denominated investments for U.S. residents. These currency effects more than offset weakness among U.S. government securities amid rising interest rates and intensifying inflation concerns.

Later in the reporting period, concerns over a global trade war, political issues in Europe, the gradual normalization of monetary policy, and a strengthening U.S. dollar and U.S. economy relative to other regions all made an impact on markets. Equity markets recorded mixed returns globally; the U.S. market performed well on stronger-than-expected earnings, while the European market posted modest returns, and emerging markets suffered, due in part to currency weakness versus the U.S. dollar and country-specific developments in Turkey and Argentina. Despite a “flight to quality,” government bond yields rose, with the yield on the 10-year Treasury breaching 3%.

Underlying Strategies Produced Mixed Results

The fund began the reporting period with shortfalls mainly in the Currency Strategy that stemmed from a long bias to the U.S. dollar. Better results from the fund’s Absolute Return Dynamic Opportunities and Absolute Return Credit Strategies broadly offset those losses early in the period. The fund fared better in December 2017, when all underlying strategies, led by the Absolute Return Emerging Market Strategy, produced positive returns.

The fund continued to fare well over the first quarter of 2018, when four of five underlying strategies aided performance. The Absolute Return Equity Strategy was supported by long positions in semiconductor companies, several short positions, and gains among companies subject to mergers-and-acquisitions activity. Only the Absolute Return Dynamic Opportunities Strategy detracted from returns during the quarter due to weakness in infrastructure holdings, driven by the failure of a U.K. construction company.

Also during the first quarter, the manager reduced the strategic allocation to the Currency Strategy to take into account what has been a challenging environment for currency strategies. The target allocation was reduced from 19% to 10%, reallocating 6% into the Absolute Return Equity Strategy and increasing the target allocations of each of the remaining three strategies by 1% each.

The fund generated a negative return over the second quarter of 2018 as four of the five strategies detracted from performance, led by the Absolute Return Emerging Market Strategy, where losses were led by local-currency debt. Currency movement was the key detractor, with further notable underperformance from sovereign credit and local rates. Only the Absolute Return Dynamic Opportunities Strategy contributed positively to performance. In this strategy, fixed income contributed positively, driven by relative value trades. Infrastructure holdings also generated a strong positive return.

In the third quarter of 2018, the fund also produced a positive return. Positive contributions came from the Absolute Return Dynamic Opportunities Strategy, which benefited from infrastructure holdings, and the Absolute Return Credit Strategy, which gained from corporate high yield exposure. Negative contributions were led by the Absolute Return Emerging Market Strategy, with currency, external government and external corporate debt all underperforming. The Currency Strategy and Absolute Return Equity Strategy also detracted from returns.

In October 2018, the fund generated its weakest monthly return since its inception in December 2015, though the drawdown was much smaller than that experienced by equity markets indices. The performance was driven by the Absolute Return Equity, Dynamic Opportunities and Emerging Market Strategies. The Currency Strategy generated a small positive return.

Maintaining a Constructive Investment Posture

Despite heightened equity market volatility and rising interest rates in many markets, we generally remain constructive about the prospects of the fund’s various underlying strategies. Recent data suggests that economic growth could be stabilizing at healthy levels, which could lead to more interest-rate hikes this year and next. Therefore, we continue to be constructive but cautious with regard to credit markets that tend to be less sensitive than government bonds to changes in interest rates.

Tightening in U.S. dollar liquidity has been a material headwind this year, exposing countries with macroeconomic imbalances, but the broad-based sell-off in emerging-market assets suggests pockets of value exist. In addition, heightened stock market volatility and wider return dispersions among individual stocks could favor our stock-picking approach. Elevated emerging-market currency volatility has lifted currency market volatility generally, creating opportunities in developed-market currencies. We are likely to remain on the sidelines with regards to emerging-market currency positions.

November 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2019, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

2 Source: FactSet — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The FTSE One-Month U.S. Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The FTSE One-Month U.S. Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

To the extent the fund invests in foreign securities, its performance will be influenced by political, social, and economic factors affecting investments in foreign companies. These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Short sales may involve substantial risk and “leverage.” Short sales expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund’s sub-investment adviser to allocate effectively the fund’s assets among the underlying investment strategies.

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in BNY Mellon Absolute Insight Multi-Strategy Fund Class A shares, Class C shares, Class I shares and Class Y shares and the USD 1-Month LIBOR and FTSE One-Month U.S. Treasury Bill Index

† Source: FactSet

†† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of BNY Mellon Absolute Insight Multi-Strategy Fund on 12/4/15 (inception date) to a $10,000 investment made in the USD 1-Month LIBOR and FTSE One-Month U.S. Treasury Bill Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The USD 1-Month LIBOR is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used "benchmark" or reference rate for short-term interest rates. The FTSE One-Month U.S. Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The FTSE One-Month U.S. Treasury Bill Index measures returns equivalent of yield averages. The instruments are not marked to market. Unlike a mutual fund, indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any indices. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Actual Aggregate Total Returns as of 10/31/18
	Inception		From
	Date	1 Year	Inception
Class A shares
with maximum sales charge (5.75%)	12/4/15	-7.66%	-2.53%
without sales charge	12/4/15	-2.00%	-0.53%
Class C shares
with applicable redemption charge†	12/4/15	-3.41%	-1.17%
without redemption	12/4/15	-2.44%	-1.17%
Class I shares	12/4/15	-1.37%	-0.12%
Class Y shares	12/4/15	-1.37%	-0.12%
USD 1-Month LIBOR	11/30/15	1.81%	1.08%††
FTSE One-Month U.S. Treasury Bill Index	11/30/15	1.62%	0.84%††

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of the indices as of 11/30/15 is used as the beginning value on 12/4/15.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Absolute Insight Multi-Strategy Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$9.10	$12.53	$7.28	$7.23
Ending value (after expenses)	$973.80	$973.30	$979.40	$979.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$9.30	$12.78	$7.43	$7.37
Ending value (after expenses)	$1,015.98	$1,012.50	$1,017.85	$1,017.90

† Expenses are equal to the fund’s annualized expense ratio of 1.83% for Class A, 2.52% for Class C, 1.46% for Class I and 1.45% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2018

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 24.9%
Argentina - .5%
Argentine Government, Sr. Unscd. Bonds		5.63	1/26/22	300,000		271,125
Argentine Government, Sr. Unscd. Notes		5.88	1/11/28	160,000		124,400
Argentine Treasury Bills, Treasury Bills	ARS	0.00	4/30/19	16,900,000	[b]	484,958
Banco Macro, Sr. Unscd. Notes	ARS	17.50	5/8/22	3,000,000		52,646
Banco Supervielle, Sr. Unscd. Notes, 3 Month BADLAR + 4.50%	ARS	39.13	8/9/20	1,087,000	[c]	26,640
YPF, Sr. Unscd. Notes		8.50	7/28/25	236,000		224,436
					1,184,205
Australia - .6%
BHP Billiton Finance USA, Gtd. Notes		6.75	10/19/75	810,000		878,850
Emeco, Sr. Scd. Notes, Ser. B		9.25	3/31/22	275,000		292,875
QBE Insurance Group, Sr. Unscd. Notes		3.00	10/21/22	326,000		312,642
					1,484,367
Austria - .3%
Raiffeisen Bank International, Sub. Notes	EUR	6.63	5/18/21	500,000		642,113
Bermuda - .3%
Digicel, Gtd. Notes		6.75	3/1/23	250,000	[d]	201,875
Digicel, Sr. Unscd. Notes		6.00	4/15/21	200,000	[d]	182,250
Digicel Group, Gtd. Notes		8.25	9/30/20	600,000		431,250
					815,375
Canada - .1%
Mattamy Group, Sr. Unscd. Notes		6.50	10/1/25	250,000	[d]	236,250
Nutrien, Sr. Unscd. Notes		3.63	3/15/24	76,000		73,434
Viterra, Gtd. Notes		5.95	8/1/20	39,000		40,339
					350,023

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 24.9% (continued)
Cayman Islands - 1.0%
Antares CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR + 4.20%		6.55	7/20/28	367,000	[c,d]	368,946
Babson CLO, Ser. 2016-2A, Cl. D, 3 Month LIBOR + 3.90%		6.25	7/20/28	250,000	[c,d]	250,121
Braskem Finance, Gtd. Notes		6.45	2/3/24	230,000		242,420
Cerberus Loan Funding XVI CLO, Ser. 2016-2A, Cl. D, 3 Month LIBOR + 5.35%		7.69	11/15/27	250,000	[c,d]	250,993
Cerberus Loan Funding XXV CLO, Ser. 2018-4RA, Cl. DR, 3 Month LIBOR + 3.80%		0.00	10/15/30	450,000	[c,d]	450,000
Regatta VII Funding CLO, Ser. 2016-1A, Cl. D, 3 Month LIBOR + 3.75%		6.07	12/20/28	250,000	[c,d]	250,062
Sable International Finance, Gtd. Notes		6.88	8/1/22	200,000	[d]	209,250
XLIT, Gtd. Notes, Ser. E, 3 Month LIBOR + 2.46%		4.89	7/15/49	400,000	[c]	393,048
					2,414,840
Chile - .4%
Chilean Government, Bonds	CLP	4.50	3/1/26	650,000,000		935,069
China - .2%
Country Garden Holdings, Sr. Scd. Notes		7.13	1/27/22	300,000		281,978
Country Garden Holdings, Sr. Scd. Notes		8.00	1/27/24	300,000		277,473
					559,451
Colombia - .4%
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	559,400,000		202,715
Colombian Government, Sr. Unscd. Bonds, Ser. B	COP	6.25	11/26/25	900,000,000		271,890
Colombian Government, Sr. Unscd. Notes		4.50	3/15/29	300,000		296,403
Colombian Government, Unscd. Bonds, Ser. B	COP	7.00	6/30/32	686,000,000		204,576
					975,584
Denmark - .1%
DKT Finance, Sr. Scd. Notes	EUR	7.00	6/17/23	140,000		170,506

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 24.9% (continued)
Dominican Republic - .3%
Dominican Government, Sr. Unscd. Notes	DOP	8.90	2/15/23	32,400,000	646,682
Ecuador - .1%
Ecuadorian Government, Sr. Unscd. Notes		7.88	1/23/28	275,000	230,849
France - .6%
Electricite de France, Jr. Sub. Bonds	EUR	4.00	10/4/24	400,000	457,197
Getlink SE, Sr. Scd. Notes	EUR	3.63	10/1/23	150,000	171,531
Societe Generale, Sub. Notes, 6 Month LIBOR + .75%		2.55	11/29/49	310,000	[c] 223,200
TOTAL, Jr. Sub. Notes	EUR	2.25	2/26/67	500,000	579,381
					1,431,309
Germany - .7%
ADLER Real Estate, Sr. Unscd. Bonds	EUR	1.88	4/27/23	400,000	440,316
Blitz, Gtd. Notes	EUR	6.00	7/30/26	530,000	608,030
CTC BondCo, Sr. Scd. Bonds	EUR	5.25	12/15/25	200,000	225,044
IHO Verwaltungs, Sr. Scd. Bonds		4.13	9/15/21	330,000	[d] 320,925
					1,594,315
Ghana - .2%
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	300,000	302,503
Ghanaian Government, Sr. Unscd. Notes		7.88	8/7/23	200,000	204,583
					507,086
Guernsey - .3%
Globalworth Real Estate Investments, Sr. Unscd. Notes	EUR	2.88	6/20/22	350,000	407,869
Globalworth Real Estate Investments, Sr. Unscd. Notes	EUR	3.00	3/29/25	350,000	397,322
					805,191
Iceland - .4%
Islandsbanki, Sr. Unscd. Notes	EUR	1.75	9/7/20	330,000	382,582
Landsbankinn, Sr. Unscd. Notes	EUR	1.00	5/30/23	504,000	558,564
					941,146
Ireland - .8%
Abbott Ireland Financing, Gtd. Bonds	EUR	0.88	9/27/23	472,000	536,159

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 24.9% (continued)
Ireland - .8% (continued)
C&W Senior Financing, Sr. Unscd. Notes		7.50	10/15/26	290,000	[d] 291,450
DECO, Ser. 2015-HRPX, Cl. C	EUR	2.40	4/27/27	243,949	282,057
James Hardie International Finance, Gtd. Notes	EUR	3.63	10/1/26	635,000	718,632
Taurus, Ser. 2016-DE1, Cl. E	EUR	4.25	11/17/26	118,143	133,964
					1,962,262
Italy - .5%
Assicurazioni Generali, Sub. Notes	EUR	10.13	7/10/42	300,000	423,565
DECO, Ser. 2014-GNDL, Cl. D	EUR	2.63	2/22/26	400,000	455,027
Telecom Italia, Sr. Unscd. Notes	EUR	4.50	1/25/21	360,000	436,888
					1,315,480
Jersey - .7%
AA Bond Co., Sr. Scd. Notes	GBP	2.75	7/31/43	720,000	850,317
CPUK Finance, Scd. Bonds	GBP	4.25	2/28/47	500,000	643,922
HSBC Bank Capital Funding Sterling 1, Gtd. Notes	GBP	5.84	11/5/66	147,000	227,046
					1,721,285
Kazakhstan - .3%
Development Bank of Kazakhstan, Sr. Unscd. Bonds	KZT	9.50	12/14/20	110,000,000	284,694
Development Bank of Kazakhstan, Sr. Unscd. Notes	KZT	8.95	5/4/23	50,000,000	117,404
KazMunayGas National, Sr. Unscd. Notes		5.38	4/24/30	250,000	248,825
					650,923
Luxembourg - .3%
Millicom International Cellular, Sr. Unscd. Notes		6.63	10/15/26	400,000	404,500
SAPPO, Ser. 2016-2, Cl. D	EUR	1.92	6/25/61	100,000	114,451
Trinseo, Sr. Unscd. Notes		5.38	9/1/25	250,000	[d] 233,125
					752,076
Mexico - .6%
America Movil, Jr. Sub. Notes, Ser. C	GBP	6.38	9/6/73	600,000	813,153

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 24.9% (continued)
Mexico - .6% (continued)
BBVA Bancomer, Jr. Sub. Notes		7.25	4/22/20	510,000		526,708
					1,339,861
Netherlands - 1.5%
Alcoa Nederland Holding, Gtd. Notes		6.75	9/30/24	490,000	[d]	516,950
Energizer Gamma Acquisition, Sr. Scd. Bonds	EUR	4.63	7/15/26	460,000		535,084
GTH Finance, Gtd. Notes		6.25	4/26/20	200,000		203,028
Mylan, Gtd. Notes		3.15	6/15/21	1,040,000		1,016,161
Repsol International Finance, Gtd. Bonds	EUR	3.88	3/25/66	250,000		296,822
UPC Holding, Sr. Scd. Notes		5.50	1/15/28	600,000	[d]	556,500
Volkswagen International Finance, Gtd. Bonds	EUR	3.75	3/29/49	314,000		368,350
					3,492,895
Portugal - .2%
Banco Comercial Portugues, Sub. Notes	EUR	4.50	12/7/27	400,000		432,144
Qatar - .3%
Qatari Government, Sr. Unscd. Notes		3.88	4/23/23	700,000		702,632
Romania - .2%
Romanian Government, Sr. Unscd. Notes	EUR	2.88	3/11/29	400,000		446,862
Russia - .4%
Russian Government, Bonds, Ser. 6221	RUB	7.70	3/23/33	67,200,000		956,875
Saudi Arabia - .2%
Saudi Arabian Government, Sr. Unscd. Notes		5.00	4/17/49	500,000		481,218
Singapore - .2%
Mulhacen Pte., Sr. Scd. Bonds	EUR	6.50	8/1/23	400,000		453,189
Spain - .3%
Banco de Sabadell, Sub. Notes	EUR	6.25	4/26/20	200,000		243,065
Banco Mare Nostrum, Sub. Bonds	EUR	9.00	11/16/26	400,000		541,404
					784,469
Sweden - .2%
Corral Petroleum Holdings, Sr. Scd. Bonds	EUR	11.75	5/15/21	400,000		484,758

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 24.9% (continued)
Switzerland - .4%
Credit Suisse Group, Gtd. Notes, 3 Month EURIBOR + 1.53% @ Floor	EUR	1.21	12/20/22	900,000	[c]	1,046,653
Tunisia - .1%
Central Bank of Tunisia, Sr. Unscd. Notes		5.75	1/30/25	200,000		170,539
Ukraine - .5%
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/21	550,000		542,551
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/23	350,000		333,930
Ukrainian Government, Sr. Unscd. Notes		9.75	11/1/28	300,000		296,782
					1,173,263
United Kingdom - 3.9%
Barclays, Sub. Notes	EUR	2.63	11/11/25	450,000		518,441
BAT International Finance, Gtd. Notes		2.75	6/15/20	1,000,000	[d]	988,788
Bracken MidCo1, Sr. Unscd. Bonds	GBP	8.88	10/15/23	150,000		189,591
British Telecommunications, Sr. Unscd. Notes	EUR	0.88	9/26/23	397,000		443,113
European Residential Loan Securitisation, Ser. 2018-1, Cl. A	EUR	0.63	3/24/61	91,603		103,541
Friends Life Holdings, Gtd. Notes	GBP	12.00	5/21/21	585,000		927,264
Hawksmoor Mortgages, Ser. 2016-1, Cl. D, 3 Month LIBOR + 2.50%	GBP	3.11	5/25/53	100,000	[c]	129,077
Imperial Brands Finance, Gtd. Notes		2.95	7/21/20	1,080,000	[d]	1,066,519
Lanark Master Issuer, Ser. 2016-1, Cl. 1A, 3 Month LIBOR + 1.00%	GBP	1.81	12/22/54	112,000	[c]	143,431
MARB BondCo, Gtd. Notes		7.00	3/15/24	400,000	[d]	384,400
Mitchells & Butlers, Bonds, Ser. C2, 3 Month LIBOR + 1.88%	GBP	2.67	9/15/34	100,000	[c]	101,312
National Westminster Bank, Sr. Unscd. Notes, Ser. B, 6 Month LIMEAN + .25%		2.81	8/29/49	480,000	[c]	393,600
NewDay Funding, Ser. 2015-2, Cl. E, 1 Month LIBOR + 4.30%	GBP	5.02	11/15/24	500,000	[c]	651,324

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 24.9% (continued)
United Kingdom - 3.9% (continued)
Paragon Mortgages, Ser. 13X, Cl. B1B, 3 Month EURIBOR + .38% @ Floor	EUR	0.06	1/15/39	370,000	[c]	394,048
Prudential, Sub. Notes	GBP	5.70	12/19/63	372,000		542,267
Residential Mortgage Securities, Ser. 28, Cl. C, 3 Month LIBOR + 2.00%	GBP	2.63	6/15/46	100,000	[c]	129,347
Slate No.1, Ser. 1, Cl. D, 3 Month LIBOR + 2.30%	GBP	3.08	1/24/51	350,000	[c]	454,145
Towd Point Mortgage Funding, Ser. 2016-AU10, Cl. C, 3 Month LIBOR + 1.50%	GBP	2.26	4/20/45	120,000	[c]	153,807
Towd Point Mortgage Funding, Ser. 2016-V1X, Cl. C, 3 Month LIBOR + 2.00%	GBP	2.62	2/20/54	100,000	[c]	128,397
Towd Point Mortgage Funding, Ser. 2016-V1X, Cl. D, 3 Month LIBOR + 2.50%	GBP	3.12	2/20/54	500,000	[c]	642,723
Tullow Oil, Gtd. Notes		6.25	4/15/22	350,000		349,737
Vodafone Group, Jr. Sub. Bonds		6.25	10/3/78	500,000		489,158
Warwick Finance Residential Mortgages No. Two, Ser. 2, Cl. D, 3 Month LIBOR + 2.00%	GBP	2.64	9/21/49	100,000	[c]	128,701
					9,452,731
United States - 6.8%
AES, Sr. Unscd. Notes		4.88	5/15/23	540,000		535,950
Bank of America, Sr. Unscd. Notes		2.33	10/1/21	1,100,000		1,074,145
CITGO Petroleum, Sr. Scd. Notes		6.25	8/15/22	279,000	[d]	276,210
Dresdner Funding Trust I, Jr. Sub. Notes		8.15	6/30/31	122,000	[d]	151,897
Exterran Energy Solutions, Gtd. Notes		8.13	5/1/25	165,000		166,650
Ford Motor Credit Co., Sr. Unscd. Notes, 3 Month EURIBOR + .73% @ Floor	EUR	0.41	11/15/23	801,000	[c]	845,435
Fresenius Medical Care US Finance II, Gtd. Notes		5.88	1/31/22	700,000	[d]	736,313
General Electric, Jr. Sub. Debs., Ser. D		5.00	12/29/49	380,000		351,025
Glencore Funding, Gtd. Notes		2.88	4/16/20	690,000		681,357

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 24.9% (continued)
United States - 6.8% (continued)
Kraton Polymers, Gtd. Notes	EUR	5.25	5/15/26	430,000		472,255
MCF CLO V, Ser. 2017-1A, Cl. D, 3 Month LIBOR + 4.55%		6.90	4/20/29	250,000	[c,d]	251,285
Mondelez International, Sr. Unscd. Notes		5.38	2/10/20	230,000		235,876
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR + 1.40%		3.89	10/24/23	810,000	[c]	825,248
Motiva Enterprises, Sr. Unscd. Notes		5.75	1/15/20	600,000	[d]	612,482
MVW Owner Trust, Ser. 2016-1A, Cl. A		2.25	12/20/33	73,425	[d]	71,017
Newell Brands, Sr. Unscd. Notes		4.20	4/1/26	330,000		304,208
Patterson-UTI Energy, Gtd. Notes		3.95	2/1/28	196,000		181,453
Rockies Express Pipeline, Sr. Unscd. Notes		6.88	4/15/40	400,000	[d]	437,000
South Carolina Electric & Gas Co., First Mortgage Bonds		4.10	6/15/46	410,000		365,208
Sprint Communications, Sr. Scd. Debs.		9.25	4/15/22	150,000		169,875
Taco Bell Funding, Ser. 2016-1A, Cl. A2II		4.38	5/25/46	492,500	[d]	496,851
U.S. Treasury Inflation Protected Securities, Bonds		0.50	1/15/28	4,139,910	[e]	3,913,589
U.S. Treasury Inflation Protected Securities, Bonds		2.13	2/15/40	409,233	[e]	473,559
U.S. Treasury Inflation Protected Securities, Bonds		1.38	2/15/44	1,406,444	[e]	1,428,411
Viacom, Jr. Sub. Notes		5.88	2/28/57	280,000		268,302
Viacom, Sr. Unscd. Notes		6.88	4/30/36	380,000		420,725
Voya Financial, Gtd. Notes		5.65	5/15/53	400,000		395,000
Western Gas Partners, Sr. Unscd. Notes		5.50	8/15/48	398,000		356,870
					16,498,196
Total Bonds and Notes (cost $62,040,208)				60,006,422

Description			Shares		Value ($)
Common Stocks - 1.7%
Guernsey - .4%
Amedeo Air Four Plus			456,032		620,789
Renewables Infrastructure Group			214,053		311,907
				932,696
Spain - 1.0%
Grifols, ADR			114,273		2,333,455
Telepizza Group			24,257	[d]	125,971
				2,459,426
United Kingdom - .3%
Royal Bank of Scotland Group			202,670		612,401
Total Common Stocks (cost $3,636,262)			4,004,523
	Preferred Dividend Yield (%)
Preferred Stocks - .2%
Guernsey - .2%
Doric Nimrod Air Two (cost $536,270)	8.41		187,658		513,310
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount		Value ($)
Options Purchased - .5%
Call Options - .2%
Australian Dollar, Contracts 2,400,000 Goldman Sachs International	0.71	11/2018	2,400,000		6,058
FTSE 100 Index, Contracts 29 Morgan Stanley Capital Services	7,550	11/2018	2,189,500		741
FTSE MIB Index, Contracts 17 Morgan Stanley Capital Services	23,000	12/2018	989,000		48
IBEX MINI Index, Contracts 97 Morgan Stanley Capital Services	9,800	12/2018	950,600		659
iShares 20+ Year Treasury Bond ETF, Contracts 169 Morgan Stanley Capital Services	122.00	1/2019	2,061,800		3,380
iShares J.P. Morgan USD Emerging Markets Bond ETF, Contracts 208 Morgan Stanley Capital Services	113.00	1/2019	2,350,400		1,040
Markit iTraxx Europe Index Series 30, Swaption 1 Month EURIBOR Receive Fixed Rate of 1 Underlying Swap Terminates 12/20/23, Contracts 4,500 Citigroup	65.00	12/2018	292,500	[f]	1,830

STATEMENT OF INVESTMENTS (continued)

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .5% (continued)
Call Options - .2% (continued)
Markit iTraxx Europe Index Series 30, Swaption 1 Month EURIBOR Receive Fixed Rate of 5 Underlying Swap Terminates 12/20/23, Contracts 4,500 BNP Paribas	65.00	12/2018	292,500	[f]	1,830
MSCI Emerging Markets Index, Contracts 22 Morgan Stanley Capital Services	990.00	1/2019	2,178,000		59,972
MSCI Emerging Markets Index, Contracts 13 Morgan Stanley Capital Services	1,050	3/2019	1,365,000		27,235
Nikkei 225 Index, Contracts 16 Morgan Stanley Capital Services	23,250	12/2018	372,000,000		23,388
Nikkei 225 Index, Contracts 15 Morgan Stanley Capital Services	22,500	1/2019	337,500,000		69,764
Nikkei 225 Index, Contracts 5 Morgan Stanley Capital Services	24,500	3/2019	122,500,000		7,087
S&P 500 Index, Contracts 10 Morgan Stanley Capital Services	2,740	1/2019	2,740,000		76,400
S&P 500 Index, Contracts 10 Morgan Stanley Capital Services	2,925	3/2019	2,925,000		14,700
South African Rand, Contracts 480,000 Citigroup	15.25	12/2018	480,000		6,824
South African Rand, Contracts 780,000 Citigroup	14.80	12/2018	780,000		19,351
South Korean Won, Contracts 1,900,000 HSBC	1,150	1/2019	1,900,000		23,277
Swiss Market Index, Contracts 34 Morgan Stanley Capital Services	8,900	12/2018	3,026,000		86,408
				429,992
Put Options - .3%
ASR Nederland, Contracts 35 Morgan Stanley Capital Services	38.00	3/2019	133,000		6,023
Barclays, Contracts 164 Morgan Stanley Capital Services	170.00	11/2018	27,880,000		8,379
Casino Guichard Perrachon, Contracts 60 Morgan Stanley Capital Services	36.00	3/2019	216,000		27,918

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .5% (continued)
Put Options - .3% (continued)
EURO STOXX 50 Price EUR, Contracts 6 Morgan Stanley Capital Services	3,325	12/2018	199,500		10,654
EURO STOXX 50 Price EUR, Contracts 47 Morgan Stanley Capital Services	3,125	1/2019	1,468,750		39,055
FTSE 100 Index, Contracts 28 Morgan Stanley Capital Services	7,650	12/2018	2,142,000		196,510
Japanese Yen, Contracts 1,200,000 HSBC	111.50	11/2018	1,200,000		2,803
Markit iTraxx Europe Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 1 Underlying Swap Terminates 12/20/18, Contracts 8,000 Barclays Bank	82.50	2/2019	660,000	[f]	31,559
Markit iTraxx Europe Senior Financial Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 5 Underlying Swap Terminates 12/20/23 Contracts 11,200 BNP Paribas	105.00	1/2019	1,176,000	[f]	46,023
Nikkei 225 Index, Contracts 4 Morgan Stanley Capital Services	19,500	12/2019	78,000,000		35,790
Nikkei 225 Index, Contracts 9 Morgan Stanley Capital Services	22,750	1/2019	204,750,000		106,042
Russell 2000 Index, Contracts 16 Morgan Stanley Capital Services	1,460	12/2018	2,336,000		53,632
S&P 500 Index, Contracts 10 Morgan Stanley Capital Services	2,875	12/2018	2,875,000		163,000
S&P 500 Index, Contracts 4 Morgan Stanley Capital Services	2,600	12/2019	1,040,000		55,240
S&P 500 Index, Contracts 1 Morgan Stanley Capital Services	2,575	1/2019	257,500		4,235
S&P 500 Weeklys Index, Contracts 7 Morgan Stanley Capital Services	2,720	11/2018	1,904,000		37,660
Swiss Market Index, Contracts 14 Morgan Stanley Capital Services	8,500	12/2018	1,190,000		9,860
				834,383
Total Options Purchased (cost $1,546,805)			1,264,375

STATEMENT OF INVESTMENTS (continued)

	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .0%
Nigeria
Nigerian Treasury Bills, Treasury Bills, Ser. 364D (cost $55,331)	NGN	12.35	11/15/18	20,000,000	[g]	53,883
Description	7-Day Yield (%)			Shares		Value ($)
Investment Companies - 66.8%
Closed-End Investment Companies - 1.4%
3i Infrastructure				247,574		766,756
BBGI SICAV Fund				131,700		254,192
GCP Infrastructure Investments				277,480		444,762
Greencoat U.K. Wind				245,729		406,434
HICL Infrastructure Company				396,394		802,060
International Public Partnerships				259,692		505,210
John Laing Environmental Assets Group				51,776		69,158
					3,248,572
Registered Investment Companies - 65.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund		2.21		51,804,079	[h]	51,804,079

Description	7-Day Yield (%)	Shares	Value ($)
Investment Companies - 66.8% (continued)
Registered Investment Companies - 65.4% (continued)
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	2.23	105,904,047	[h] 105,893,457
			157,697,536
Total Investment Companies (cost $161,008,347)		160,946,108
Total Investments (cost $228,823,223)		94.1%	226,788,621
Cash and Receivables (Net)		5.9%	14,265,707
Net Assets		100.0%	241,054,328

ADR—American Depository Receipt

BADLAR—Buenos Aires Interbank Offer Rate

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

LIMEAN—London Interbank Mean Rate

ARS—Argentine Peso

CLP—Chilean Peso

COP—Colombian Peso

DOP—Dominica

EUR—Euro

GBP—British Pound

KZT—Kazakhstan Tenge

NGN—Nigerian Naira

RUB—Russian Ruble

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities were valued at $9,917,430 or 4.11% of net assets.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Exercise price is referenced as basis points.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	65.4
Corporate Bonds	16.3
Foreign/Governmental	3.6
U.S. Government Securities	2.4
Common Stocks	1.7
Mutual Funds: Foreign	1.3
Residential Mortgage-Backed	1.0
Collateralized Loan Obligations	.8
Asset-Backed	.5
Options Purchased	.5
Commercial Mortgage-Backed	.4
Preferred Stocks	.2
94.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS

Registered Investment Companies	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Net Realized Gains (Loss) ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	54,153,346	199,361,495	201,710,762	-
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	123,220,652	40,217,610	57,535,278	(4,658)
Total	177,373,998	239,579,105	259,246,040	(4,658)

Registered Investment Companies	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 10/31/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	51,804,079	21.5	823,467
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	(4,869)	105,893,457	43.9	1,990,341
Total	(4,869)	157,697,536	65.4	2,813,808

See notes to financial statements.

STATEMENT OF FUTURES
October 31, 2018

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Euro Stoxx 50 Dividend	66	December/2021	922,407[a]	858,929	(63,478)
Euro Stoxx 50 Dividend	94	December/2020	1,317,953[a]	1,281,881	(36,072)
Euro Stoxx 50 Dividend	22	December/2019	294,700[a]	298,270	3,570
Euro-Bobl	35	December/2018	5,183,848[a]	5,210,615	26,767
Futures Short
CAC 40 10 Euro	42	November/2018	(2,423,944)[a]	(2,421,366)	2,578
DAX	1	December/2018	(326,653)[a]	(324,432)	2,221
DJ Euro Stoxx 50	48	December/2018	(1,758,244)[a]	(1,736,479)	21,765
E-mini Nasdaq-100	5	December/2018	(697,735)	(697,550)	185
Euro 30 Year Bond	9	December/2018	(1,761,095)[a]	(1,803,282)	(42,187)
Euro-Bond	21	December/2018	(3,756,816)[a]	(3,811,868)	(55,052)
FTSE 100	6	December/2018	(533,074)[a]	(545,357)	(12,283)
FTSE/MIB Index	22	December/2018	(2,452,961)[a]	(2,365,357)	87,604
IBEX 35 Index	4	November/2018	(405,732)[a]	(402,605)	3,127
Long Gilt	8	December/2018	(1,252,425)[a]	(1,251,716)	709
Mdax Index	1	December/2018	(148,477)[a]	(136,891)	11,586
U.S. Treasury 10 Year Notes	36	December/2018	(4,292,460)	(4,263,750)	28,710
U.S. Treasury 2 Year Notes	24	December/2018	(5,070,346)	(5,055,749)	14,597
U.S. Treasury 5 Year Notes	26	December/2018	(2,937,628)	(2,921,914)	15,714
U.S. Treasury Long Bond	1	December/2018	(144,976)	(138,125)	6,851
U.S. Treasury Ultra Long Bond	20	December/2018	(3,037,995)	(2,984,376)	53,619

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
Ultra 10 Year U.S. Treasury Notes	26	December/2018	(3,349,185)	(3,252,844)	96,341
Gross Unrealized Appreciation				375,944
Gross Unrealized Depreciation				(209,072)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
October 31, 2018

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
Markit CDX North America High Yield Index Series 31, Swaption 1 Month EURIBOR Receive Fixed Rate of 5 Underlying Swap Terminates 12/20/23 December 2018 @ 106	Bank of America	4,600	487,600	[b]	(11,881)
Markit CDX North America Investment Grade Index Series 31, Swaption 1 Month EURIBOR Receive Fixed Rate of 5 Underlying Swap Terminates 12/20/23 November 2018 @ 62.5	Bank of America	6,200	387,500	[b]	(1,321)
Markit iTraxx Europe Crossover Index Series 30, Swaption 1 Month EURIBOR Receive Fixed Rate of 1 Underlying Swap Terminates 12/20/23 December 2018 @ 300	Bank of America	2,000	600,000	[b] EUR	(14,362)
Markit iTraxx Europe Crossover Index Series 30, Swaption 1 Month EURIBOR Receive Fixed Rate of 1 Underlying Swap Terminates 12/20/23 December 2018 @ 300	Bank of America	2,000	600,000	[b] EUR	(14,362)
FTSE 100 Index November 2018 @ 7,725	Morgan Stanley Capital Services	29	2,240,250	GBP	(435)
FTSE MIB Index December 2018 @ 24,500	Morgan Stanley Capital Services	17	1,053,500	EUR	(298)
IBEX MINI Index December 2018 @ 10,300	Morgan Stanley Capital Services	97	999,100	EUR	(110)
iShares 20+ Year Treasury Bond ETF January 2019 @ 120	Morgan Stanley Capital Services	178	2,136,000		(6,230)
iShares 20+ Year Treasury Bond ETF January 2019 @ 128	Morgan Stanley Capital Services	169	2,163,200		(1,352)
MSCI Emerging Markets Index January 2019 @ 1,035	Morgan Stanley Capital Services	44	4,554,000		(54,472)
MSCI Emerging Markets Index March 2019 @ 1,090	Morgan Stanley Capital Services	13	1,417,000		(16,029)
Nikkei 225 Index December 2018 @ 24,000	Morgan Stanley Capital Services	16	384,000,000	JPY	(7,796)
Nikkei 225 Index January 2019 @ 23,250	Morgan Stanley Capital Services	30	697,500,000	JPY	(33,384)
Nikkei 225 Index March 2019 @ 25,750	Morgan Stanley Capital Services	5	128,750,000	JPY	(2,481)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options: (continued)
Nikkei 225 Index December 2019 @ 25,500	Morgan Stanley Capital Services	4	102,000,000	JPY	(13,820)
Russell 2000 Index December 2018 @ 1,760	Morgan Stanley Capital Services	16	2,816,000		(992)
S&P 500 Index January 2019 @ 2,800	Morgan Stanley Capital Services	6	1,680,000		(33,840)
S&P 500 Index January 2019 @ 2,820	Morgan Stanley Capital Services	20	5,640,000		(55,700)
S&P 500 Index March 2019 @ 3,025	Morgan Stanley Capital Services	10	3,025,000		(6,950)
S&P 500 Index December 2019 @ 3,125	Morgan Stanley Capital Services	4	1,250,000		(11,820)
S&P/ASX 200 December 2018 @ 5,875	Morgan Stanley Capital Services	30	1,762,500	AUD	(18,792)
Swiss Market Index December 2018 @ 9,200	Morgan Stanley Capital Services	34	3,128,000	CHF	(34,064)
British Pound Cross Currency December 2018 @ 0.91	Goldman Sachs International	3,160,000	3,160,000	EUR	(12,482)
Canadian Dollar December 2018 @ 1.32	Goldman Sachs International	3,850,000	3,850,000		(27,364)
South African Rand December 2018 @ 15.25	Citigroup	1,300,000	1,300,000		(18,483)
South Korean Won January 2019 @ 1,180	HSBC	1,900,000	1,900,000		(11,681)
Put Options:
Markit CDX North America High Yield Index Series 31, Swaption 1 Month EURIBOR Paid Fixed Rate of 5 Underlying Swap Terminates 12/20/23 November 2018 @ 105	Citigroup	1,550	162,750	[b]	(8,761)
Markit CDX North America High Yield Index Series 31, Swaption 1 Month EURIBOR Paid Fixed Rate of 5 Underlying Swap Terminates 12/20/23 December 2018 @ 105.5	Bank of America	4,600	485,300	[b]	(59,389)
Markit CDX North America Investment Grade Index Series 31, Swaption 1 Month EURIBOR Paid Fixed Rate of 1 Underlying Swap Terminates 12/20/23 January 2019 @ 90	Credit Suisse International	5,100	459,000	[b]	(5,888)
Markit CDX North America Investment Grade Index Series 31, Swaption 1 Month EURIBOR Paid Fixed Rate of 5 Underlying Swap Terminates 12/20/23 November 2018 @ 70	Bank of America	6,200	434,000	[b]	(7,750)

STATEMENT OF OPTIONS WRITTEN (continued)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Put Options: (continued)
Markit iTraxx Europe Crossover Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 1 Underlying Swap Terminates 12/20/23 December 2018 @ 312.5	Bank of America	2,000	625,000	[b] EUR	(17,061)
Markit iTraxx Europe Crossover Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 1 Underlying Swap Terminates 12/20/23 December 2018 @ 312.5	Bank of America	2,000	625,000	[b] EUR	(17,061)
Markit iTraxx Europe Crossover Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 1 Underlying Swap Terminates 12/20/23 December 2018 @ 337.5	Bank of America	1,300	438,750	[b] EUR	(6,694)
Markit iTraxx Europe Index Series 29, Swaption 1 Month EURIBOR Paid Fixed Rate of 1 Underlying Swap Terminates 6/20/23 December 2018 @ 67.5	Citigroup	2,950	199,125	[b] EUR	(7,000)
Markit iTraxx Europe Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 1 Underlying Swap Terminates 12/20/23 January 2019 @ 82.5	Morgan Stanley Capital Services	8,000	660,000	[b] EUR	(22,408)
Markit iTraxx Europe Senior Financial Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 5 Underlying Swap Terminates 12/20/23 January 2019 @ 85	BNP Paribas	5,600	476,000	[b] EUR	(47,612)
EURO STOXX 50 Price EUR January 2019 @ 2,950	Morgan Stanley Capital Services	94	2,773,000	EUR	(37,246)
FTSE 100 Index November 2018 @ 7,225	Morgan Stanley Capital Services	8	578,000	GBP	(15,531)
FTSE 100 Index December 2018 @ 7,200	Morgan Stanley Capital Services	56	4,032,000	GBP	(146,623)
iShares 20+ Year Treasury Bond ETF January 2019 @ 109	Morgan Stanley Capital Services	169	1,842,100		(11,661)
iShares 20+ Year Treasury Bond ETF January 2019 @ 118	Morgan Stanley Capital Services	178	2,100,400		(98,790)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Put Options: (continued)
iShares J.P. Morgan Emerging Markets Bond ETF January 2019 @ 102	Morgan Stanley Capital Services	208	2,121,600		(17,680)
MSCI Emerging Markets Index March 2019 @ 960	Morgan Stanley Capital Services	13	1,248,000		(59,306)
Nikkei 225 Index December 2018 @ 20,000	Morgan Stanley Capital Services	4	80,000,000	JPY	(7,263)
Nikkei 225 Index January 2019 @ 21,750	Morgan Stanley Capital Services	18	391,500,000	JPY	(131,556)
Nikkei 225 Index March 2019 @ 22,750	Morgan Stanley Capital Services	2	45,500,000	JPY	(27,994)
Nikkei 225 Index December 2019 @ 17,000	Morgan Stanley Capital Services	4	68,000,000	JPY	(16,389)
Russell 2000 Index December 2018 @ 1,400	Morgan Stanley Capital Services	16	2,240,000		(27,376)
S&P 500 Index December 2018 @ 2,740	Morgan Stanley Capital Services	20	5,480,000		(167,600)
S&P 500 Index January 2019 @ 2,800	Morgan Stanley Capital Services	6	1,680,000		(71,988)
S&P 500 Index March 2019 @ 2,525	Morgan Stanley Capital Services	3	757,500		(16,935)
S&P 500 Index December 2019 @ 2,375	Morgan Stanley Capital Services	4	950,000		(42,800)
S&P 500 Weeklys Index November 2018 @ 2,530	Morgan Stanley Capital Services	14	3,542,000		(18,900)
S&P/ASX 200 December 2018 @ 5,775	Morgan Stanley Capital Services	30	1,732,500	AUD	(24,780)
Swiss Market Index December 2018 @ 8,000	Morgan Stanley Capital Services	34	2,720,000	CHF	(9,747)
Swiss Market Index December 2018 @ 81,500	Morgan Stanley Capital Services	28	22,820,000	CHF	(10,291)
British Pound Cross Currency December 2018 @ 0.9	Goldman Sachs International	3,160,000	3,160,000	EUR	(52,715)
Canadian Dollar December 2018 @ 1.31	Goldman Sachs International	3,850,000	3,850,000		(25,371)
Japanese Yen November 2018 @ 109.5	HSBC	2,400,000	2,400,000		(1,157)
Total Options Written (premiums received $1,987,287)					(1,649,824)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

b Exercise price is referenced as basis points.

AUD—Australian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS October 31, 2018

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
Euro	453,576	United States Dollar	517,509	12/11/18	(1,891)
United States Dollar	517,508	Hungarian Forint	147,100,000	12/11/18	2,611
United States Dollar	145,641	Russian Ruble	9,639,942	12/14/18	121
Citigroup
United States Dollar	154,571	Argentine Peso	5,985,000	12/14/18	(3,084)
United States Dollar	977,030	Chilean Peso	657,053,000	12/14/18	32,371
United States Dollar	508,965	Colombian Peso	1,575,500,000	12/14/18	20,548
United States Dollar	7,362,154	British Pound	5,648,000	1/17/19	111,680
United States Dollar	607,862	Indian Rupee	45,000,000	11/28/18	1,426
Goldman Sachs International
Indonesian Rupiah	3,609,300,000	United States Dollar	235,486	12/14/18	524
South Korean Won	269,700,000	United States Dollar	238,863	12/14/18	(1,877)
United States Dollar	458,585	Brazilian Real	1,721,985	12/14/18	(2,259)
United States Dollar	885,706	Swiss Franc	875,000	1/17/19	9,530
United States Dollar	948,328	Indonesian Rupiah	14,554,940,000	12/14/18	(3,413)
United States Dollar	472,877	Indian Rupee	35,000,000	12/14/18	2,099
United States Dollar	72,063	Malaysian Ringgit	300,000	12/14/18	424
United States Dollar	9,124	Norwegian Krone	76,939	11/1/18	(3)
United States Dollar	1,715,738	Russian Ruble	113,140,000	12/14/18	7,833
HSBC
Australian Dollar	1,762,867	United States Dollar	1,254,582	11/28/18	(5,827)
Brazilian Real	3,000,000	United States Dollar	809,389	12/14/18	(6,519)
Canadian Dollar	2,334,147	United States Dollar	1,799,117	11/28/18	(25,178)
Swiss Franc	1,191,264	United States Dollar	1,199,999	11/28/18	(14,206)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
Offshore Chinese Yuan Renminbi	499,000	United States Dollar	71,467	12/11/18	(81)
Euro	3,580,000	United States Dollar	4,139,976	11/5/18	(83,535)
Euro	1,765,000	United States Dollar	2,044,454	11/14/18	(43,123)
Euro	400,000	United States Dollar	464,213	11/16/18	(10,581)
Euro	710,000	United States Dollar	818,590	11/19/18	(13,198)
Euro	329,000	United States Dollar	379,962	11/30/18	(6,429)
British Pound	1,200,000	United States Dollar	1,562,338	11/14/18	(27,562)
British Pound	982,000	United States Dollar	1,255,591	12/4/18	1,610
Japanese Yen	407,032,279	United States Dollar	3,637,209	11/28/18	(22,554)
Russian Ruble	18,700,000	United States Dollar	284,346	12/14/18	(2,060)
United States Dollar	1,863,540	Australian Dollar	2,603,086	11/28/18	19,603
United States Dollar	149,074	Australian Dollar	210,000	1/17/19	218
United States Dollar	595,813	Brazilian Real	2,220,000	11/28/18	957
United States Dollar	1,065,263	Brazilian Real	3,946,000	12/14/18	9,221
United States Dollar	600,000	Swiss Franc	603,378	11/28/18	(607)
United States Dollar	1,809,438	Offshore Chinese Yuan Renminbi	12,549,984	11/28/18	12,982
United States Dollar	9,791,516	Euro	8,396,000	11/5/18	278,143
United States Dollar	3,478,307	Euro	3,005,000	11/14/18	70,943
United States Dollar	10,487,740	Euro	8,865,000	11/19/18	431,690
United States Dollar	111,891	Euro	97,000	11/21/18	1,841
United States Dollar	1,804,891	Euro	1,572,955	11/28/18	19,312
United States Dollar	988,367	Euro	864,419	12/11/18	5,709
United States Dollar	2,603,574	Euro	2,255,000	1/17/19	30,179
United States Dollar	1,137,204	British Pound	880,000	11/14/18	11,702

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
United States Dollar	695,140	British Pound	530,843	11/28/18	15,774
United States Dollar	7,394,097	British Pound	5,629,000	12/4/18	187,596
United States Dollar	643,000	Japanese Yen	72,216,086	11/28/18	1,684
United States Dollar	1,121,799	South Korean Won	1,271,130,000	12/14/18	4,856
United States Dollar	530,305	Mexican New Peso	10,378,000	12/11/18	22,936
United States Dollar	600,000	New Zealand Dollar	914,160	11/28/18	3,300
United States Dollar	35,126	Thai Baht	1,160,000	12/11/18	90
United States Dollar	1,246,857	South African Rand	17,897,321	11/28/18	37,952
United States Dollar	253,056	South African Rand	3,708,000	12/11/18	3,008
JP Morgan Chase Bank
Euro	195,140	United States Dollar	221,386	12/11/18	447
Euro	745,000	United States Dollar	853,601	1/17/19	(3,411)
Indian Rupee	45,000,000	United States Dollar	610,915	11/28/18	(4,479)
United States Dollar	1,253,825	British Pound	982,000	11/1/18	(1,368)
United States Dollar	221,385	Hungarian Forint	63,230,000	12/11/18	60
United States Dollar	98,643	Peruvian New Sol	330,000	12/14/18	934
Royal Bank of Canada
United States Dollar	1,220,096	Colombian Peso	3,765,643,000	12/14/18	52,718
Gross Unrealized Appreciation					1,414,632
Gross Unrealized Depreciation					(283,245)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
October 31, 2018

OTC Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount	Unrealized Appreciation ($)
HUF - 6 MONTH BUPOR at 2.82	Budapest Interbank Offered Rate	HSBC	8/3/28	36,700,000	3,324
HUF - 6 MONTH BUPOR at 2.87	Budapest Interbank Offered Rate	BNP Paribas	8/6/28	73,300,000	5,615
HUF - 6 MONTH BUBOR at 3.01	Budapest Interbank Offered Rate	BNP Paribas	8/17/28	109,700,000	4,249
HUF - 6 MONTH BUBOR at 3.10	Budapest Interbank Offered Rate	Goldman Sachs International	9/27/28	80,000,000	2,230
Gross Unrealized Appreciation					15,418

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (continued)

OTC Total Return Swaps

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Bayer AG	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	511,712	(138,110)
Wendel SA	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	1,101,015	(95,357)
Nexity SA	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	201,694	(40,336)
EURIBOR 1 Month	Air Liquide SA	JP Morgan Chase Bank	11/5/2018	132,464	5,148
EURIBOR 1 Month	Grifols SA	JP Morgan Chase Bank	11/5/2018	2,181,574	24,139
SPIE SA	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	172,592	(19,975)
Bank of Ireland Group PLC	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	282,305	(49,983)
Applied Graphene Materials PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	68,008	(60)
Electra Private Equity PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	341,891	(48,590)
Land Securities Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	711,709	(69,604)
London Stock Exchange Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	288,839	2,569
Royal Dutch Shell PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	362,888	(8,405)
LIBOR GBP 1 Month	Royal Dutch Shell PLC	JP Morgan Chase Bank	11/5/2018	407,916	380
RSA Insurance Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	1,091,262	(124,754)
ContourGlobal PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	224,642	(49,124)
Royal Bank of Scotland Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	443,386	(32,162)
NXP Semiconductors NV	LIBOR USD 1 Month	JP Morgan Chase Bank	11/5/2018	542,469	(103,459)
Capgemini SE	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	1,070,307	(19,216)
Pernod Ricard SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	465,677	(2,216)
BAWAG Group AG	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	548,673	(32,638)

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
EURIBOR 1 Month	CaixaBank SA	Morgan Stanley Capital Services	6/26/2019	503,758	43,610
Erste Group Bank AG	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	460,517	(7,418)
EssilorLuxottica SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	549,709	(11,131)
EXOR NV	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	540,257	(82,144)
EURIBOR 1 Month	Fiat Chrysler Automobiles NV	Morgan Stanley Capital Services	6/26/2019	182,778	26,312
Liberbank SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	868,305	(184,724)
Mapfre SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	450,269	(5,147)
Moncler SpA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	201,649	(40,762)
Banco de Sabadell SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	714,205	(155,379)
Tenaris SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	339,560	(25,041)
Telecom Italia SpA/Milano	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	210,574	(20,177)
EURIBOR 1 Month	Merck KGaA	Morgan Stanley Capital Services	6/26/2019	197,784	(19,922)
Aalberts Industries NV	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	347,827	(41,483)
Stockholm Interbank 1 Month	SKF AB	Morgan Stanley Capital Services	6/26/2019	1,579,304	25,756
EURIBOR 1 Month	Dassault Systemes SE	Morgan Stanley Capital Services	6/26/2019	299,244	11,964
EURIBOR 1 Month	Telecom Italia SpA/Milano	Morgan Stanley Capital Services	6/26/2019	180,249	(10,374)
Jupiter Fund Management PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	315,835	(16,797)
LIBOR GBP 1 Month	boohoo Group PLC	Barclays Bank	1/11/2019	99,407	1,167
Balfour Beatty PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	498,166	9,317
LIBOR GBP 1 Month	International Consolidated Airlines Group SA	Barclays Bank	1/11/2019	86,894	(4,593)
Ashtead Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	61,722	(2,607)
EURIBOR 1 Month	Kingspan Group PLC	Barclays Bank	1/11/2019	177,831	(1,982)

STATEMENT OF SWAP AGREEMENTS (continued)

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
LIBOR GBP 1 Month	Berkeley Group Holdings PLC	Barclays Bank	1/11/2019	109,864	(7,210)
EURIBOR 1 Month	Colruyt SA	Barclays Bank	1/11/2019	70,253	(5,496)
EURIBOR 1 Month	Enagas SA	Barclays Bank	1/11/2019	334,926	(7,893)
Cerved Group SpA	EURIBOR 1 Month	Barclays Bank	1/11/2019	590,661	(101,113)
Recordati SpA	EURIBOR 1 Month	Barclays Bank	1/11/2019	251,747	8,558
OSRAM Licht AG	EURIBOR 1 Month	Barclays Bank	1/11/2019	148,630	32,737
Anima Holding SpA	EURIBOR 1 Month	Barclays Bank	1/11/2019	160,735	3,319
LIBOR GBP 1 Month	Compass Group PLC	Barclays Bank	1/11/2019	240,699	250
LIBOR GBP 1 Month	Aviva PLC	Barclays Bank	1/11/2019	86,830	2,683
LIBOR GBP 1 Month	British Land Co PLC/The	Barclays Bank	1/11/2019	294,669	(10,904)
Ferguson PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	223,410	(9,278)
Hays PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	245,473	9,624
LIBOR GBP 1 Month	J D Wetherspoon PLC	Barclays Bank	1/11/2019	194,946	(3,391)
Mondi PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	437,445	19,012
LIBOR GBP 1 Month	Persimmon PLC	Barclays Bank	1/11/2019	66,006	(4,309)
LIBOR GBP 1 Month	Schroders PLC	Barclays Bank	1/11/2019	431,096	37,671
Tesco PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	364,954	(4,340)
Johnson Matthey PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	111,708	(5,264)
Plus500 Ltd	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	45,032	3,969
Prudential PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	947,236	(10,237)
Shire PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	119,478	14,950
LIBOR GBP 1 Month	G4S PLC	Barclays Bank	1/11/2019	86,468	1,349
Derwent London PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	161,182	11,005
LIBOR GBP 1 Month	WPP PLC	Barclays Bank	1/11/2019	88,505	18,589

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Intermediate Capital Group PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	113,042	(1,594)
Weir Group PLC/The	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	198,997	(11,213)
Jardine Lloyd Thompson Group PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	31,179	190
3i Group PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	22,116	957
LIBOR GBP 1 Month	Rotork PLC	Barclays Bank	1/11/2019	35,088	(1,123)
Centrica PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	221,268	(735)
Segro PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	110,981	1,078
LIBOR GBP 1 Month	Electrocomponents PLC	Barclays Bank	1/11/2019	195,088	(9,414)
LIBOR GBP 1 Month	Carlsberg A/S	Barclays Bank	1/11/2019	992,056	(681)
Subsea 7 SA	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	1,596,899	(11,739)
LIBOR GBP 1 Month	Smurfit Kappa Group PLC	Barclays Bank	1/11/2019	115,005	(450)
BT Group PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	169,640	(1,684)
LIBOR CHF 1 Month	Swatch Group AG The	Bank of America	10/17/2019	88,816	169
LIBOR CHF 1 Month	Temenos AG	Bank of America	10/17/2019	273,781	(11,821)
ASML Holding NV	EURIBOR 1 Month	Bank of America	10/17/2019	556,018	(36,927)
EURIBOR 1 Month	Bankinter SA	Bank of America	10/17/2019	328,012	28,591
Bureau Veritas SA	EURIBOR 1 Month	Bank of America	10/17/2019	292,414	8,617
Daimler AG	EURIBOR 1 Month	Bank of America	10/17/2019	80,248	(685)
EURIBOR 1 Month	Eni SpA	Bank of America	10/17/2019	267,905	(2,449)
Eurofins Scientific SE	EURIBOR 1 Month	Bank of America	10/17/2019	819,421	52,312
Merlin Properties Socimi SA	EURIBOR 1 Month	Bank of America	10/17/2019	672,853	(12,148)
Ryanair Holdings PLC	EURIBOR 1 Month	Bank of America	10/17/2019	204,924	9,472
Vivendi SA	EURIBOR 1 Month	Bank of America	10/17/2019	896,484	(23,653)

STATEMENT OF SWAP AGREEMENTS (continued)

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
ABN AMRO Group NV	EURIBOR 1 Month	Bank of America	10/17/2019	737,213	(34,816)
Liberbank SA	EURIBOR 1 Month	Bank of America	10/17/2019	80,672	(3,148)
CGG SA	EURIBOR 1 Month	Bank of America	10/17/2019	128,014	(4,192)
Dermapharm Holding SE	EURIBOR 1 Month	Bank of America	10/17/2019	379,862	(33,410)
Commerzbank AG	EURIBOR 1 Month	Bank of America	10/17/2019	544,913	(27,817)
EURIBOR 1 Month	TOTAL SA	Bank of America	10/17/2019	235,117	7,408
EURIBOR 1 Month	Veolia Environnement SA	Bank of America	10/17/2019	199,311	(9,881)
Deutsche Boerse AG	EURIBOR 1 Month	Bank of America	10/17/2019	382,915	5,916
RWE AG	EURIBOR 1 Month	Bank of America	10/17/2019	326,265	(7,138)
EURIBOR 1 Month	Air France-KLM	Bank of America	10/17/2019	119,279	(7,881)
EURIBOR 1 Month	thyssenkrupp AG	Bank of America	10/17/2019	124,867	12,175
Countryside Properties PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	211,225	11,164
Ibstock PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	139,819	8,444
RELX PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	83,220	967
Sherborne Investors Guernsey B Ltd	LIBOR GBP 1 Month	Bank of America	10/17/2019	151,347	(5,986)
Sherborne Investors Guernsey C Ltd	LIBOR GBP 1 Month	Bank of America	10/17/2019	229,289	(110)
BAE Systems PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	454,576	(25,350)
Rhi Magnesita NV	LIBOR GBP 1 Month	Bank of America	10/17/2019	60,276	(3,672)
LIBOR GBP 1 Month	Barratt Developments PLC	Bank of America	10/17/2019	200,046	(1,371)
LIBOR GBP 1 Month	Bunzl PLC	Bank of America	10/17/2019	488,323	(16,331)
SSP Group Plc	LIBOR GBP 1 Month	Bank of America	10/17/2019	134,603	(1,305)
Blue Prism Group plc	LIBOR GBP 1 Month	Bank of America	10/17/2019	67,641	(2,046)

STATEMENT OF SWAP AGREEMENTS (continued)

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Rolls-Royce Holdings PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	137,506	(9,640)
LIBOR GBP 1 Month	Playtech Plc	Bank of America	10/17/2019	9,938	(771)
Cineworld Group PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	146,358	(259)
LondonMetric Property PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	57,963	(720)
LIBOR GBP 1 Month	Vesuvius PLC	Bank of America	10/17/2019	57,900	4,487
Danske Bank A/S	Copenhagen Interbank 1 Month	Bank of America	10/17/2019	1,426,140	(2,778)
Airbus SE	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	322,967	(11,654)
EURIBOR 1 Month	Safran SA	Morgan Stanley Capital Services	6/26/2019	319,098	(13,226)
EURIBOR 1 Month	MTU Aero Engines AG	Morgan Stanley Capital Services	6/26/2019	253,236	(21,631)
EURIBOR 1 Month	TKH Group NV	Morgan Stanley Capital Services	6/26/2019	170,889	6,378
Siemens Healthineers AG	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	256,964	5,608
EURIBOR 1 Month	LVMH Moet Hennessy Louis Vuitton SE	Bank of America	10/17/2019	127,193	(3,628)
LIBOR GBP 1 Month	IMI PLC	Barclays Bank	1/11/2019	162,438	(2,080)
EURIBOR 1 Month	CNH Industrial NV	Morgan Stanley Capital Services	6/26/2019	64,620	2,101
LIBOR GBP 1 Month	SSE PLC	Barclays Bank	1/11/2019	277,034	(271)
Banco Bilbao Vizcaya Argentaria SA	EURIBOR 1 Month	Bank of America	10/17/2019	536,637	(23,340)
LIBOR GBP 1 Month	InterContinental Hotels Group PLC	Bank of America	10/17/2019	104,388	2,117
LIBOR GBP 1 Month	Rentokil Initial PLC	Barclays Bank	1/11/2019	136,398	(14,145)
STMicroelectronics NV	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	230,305	(29,788)
Smiths Group PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	93,582	9,104
LIBOR GBP 1 Month	Spectris PLC	Bank of America	10/17/2019	89,816	(7,802)
EURIBOR 1 Month	Assicurazioni Generali SpA	Morgan Stanley Capital Services	6/26/2019	619,423	(15,633)

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
UniCredit SpA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	250,981	2,064
EURIBOR 1 Month	Stora Enso OYJ	Morgan Stanley Capital Services	6/26/2019	91,449	(1,919)
Intesa Sanpaolo SpA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	181,537	3,691
LIBOR GBP 1 Month	Experian PLC	Bank of America	10/17/2019	160,651	(5,540)
Copenhagen Interbank 1 Month	Chr Hansen Holding A/S	Morgan Stanley Capital Services	6/26/2019	826,765	(6,101)
LIBOR GBP 1 Month	Halma PLC	Barclays Bank	1/11/2019	82,001	(5,511)
EURIBOR 1 Month	Infineon Technologies AG	Bank of America	10/17/2019	280,437	(20,733)
Diageo PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	100,312	942
Stockhom Interbank 1 Month	Hexpol AB	Bank of America	10/17/2019	813,712	(421)
LIBOR GBP 1 Month	St James's Place PLC	Barclays Bank	1/11/2019	165,673	(8,448)
Unilever PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	118,659	(1,755)
Legal & General Group PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	170,241	7,389
Stockhom Interbank 1 Month	Swedbank AB	Bank of America	10/17/2019	1,320,140	(2,150)
Stockhom Interbank 1 Month	Skandinaviska Enskilda Banken AB	Morgan Stanley Capital Services	6/26/2019	2,611,258	(2,961)
Shaftesbury PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	45,006	(571)
Bankia SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2019	157,486	6,705
UBS Group AG	LIBOR CHF 1 Month	Barclays Bank	1/11/2019	583,394	32,127
LIBOR GBP 1 Month	HSBC Holdings PLC	Barclays Bank	1/11/2019	823,707	(17,479)
AVEVA Group PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	58,546	1,963
LIBOR GBP 1 Month	Paddy Power Betfair PLC	Barclays Bank	1/11/2019	86,723	(787)
GVC Holdings PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	114,802	(1,214)

STATEMENT OF SWAP AGREEMENTS (continued)

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Paddy Power Betfair PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	25,827	323
Taylor Wimpey PLC	LIBOR GBP 1 Month	Bank of America	10/17/2019	16,187	(25)
EURO STOXX 50 Index Dividend Futures	EURIBOR 1 Month	Bank of America	12/20/2019	699,100	156,418
EURO STOXX 50 Index Dividend Futures	EURIBOR 1 Month	Bank of America	12/21/2018	1,167,665	224,382
FTSE 100 Index Dividend Futures	LIBOR GBP 1 Month	Bank of America	12/21/2018	438,074	94,633
EURIBOR 1 Month	EURO STOXX Personal & Household Goods Price EUR	JP Morgan Chase Bank	11/5/2018	1,557,083	67,902
EURIBOR 1 Month	STOXX Europe 600 Media Price EUR	JP Morgan Chase Bank	11/5/2018	893,939	49,701
EURIBOR 1 Month	STOXX Europe 600 Insurance Price EUR	JP Morgan Chase Bank	11/5/2018	1,033,572	21,916
EURO STOXX Utilities Price EUR	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	279,026	(20,596)
LIBOR GBP 1 Month	FTSE 350 Utilities Supersector Index	JP Morgan Chase Bank	11/5/2018	200,883	1,521
LIBOR GBP 1 Month	FTSE 350 Banks Index	JP Morgan Chase Bank	11/5/2018	299,400	5,094
LIBOR GBP 1 Month	FTSE 350 Real Estate Investment Trust Sector Index	JP Morgan Chase Bank	11/5/2018	220,803	(1,590)
EURIBOR 1 Month	STOXX Europe 600 Construction & Materials Price EUR	JP Morgan Chase Bank	11/5/2018	162,172	8,246
EURIBOR 1 Month	EURO STOXX Food & Beverage Price EUR	JP Morgan Chase Bank	11/5/2018	154,147	9,890
EURO STOXX Health Care Price EUR	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	477,667	(17,380)
EURIBOR 1 Month	STOXX Europe 600 Food & Beverage Price EUR	JP Morgan Chase Bank	11/5/2018	323,191	(7,532)

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
LIBOR GBP 1 Month	S&P 500 Banks Industry Group GICS Level 2 Index	Barclays Bank	1/11/2019	750,837	12,811
EURIBOR 1 Month	STOXX Europe 600 Industrial Goods & Services Price EUR	Barclays Bank	1/11/2019	574,301	(3,725)
LIBOR GBP 1 Month	FTSE 250 Index	Barclays Bank	1/11/2019	1,372,089	(10,999)
LIBOR GBP 1 Month	FTSE UK Mid Cap Tradable Plus Index	Barclays Bank	1/11/2019	127,160	(1,038)
EURIBOR 1 Month	EURO STOXX Banks Price EUR	Bank of America	10/17/2019	1,235,452	57,635
EURIBOR 1 Month	STOXX Europe 600 Banks Price EUR	Bank of America	10/17/2019	1,685,841	37,300
LIBOR GBP 1 Month	FTSE 350 Industrial Goods & Services Supersector Index	Bank of America	10/17/2019	18,088	303
STOXX Europe 600 Health Care Price EUR	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	318,817	(536)
LIBOR USD 1 Month	Philadelphia Stock Exchange Semiconductor Index	JP Morgan Chase Bank	11/5/2018	104,734	3,814
LIBOR GBP 1 Month	FTSE 350 Financial Services Index	Bank of America	10/17/2019	165,383	(982)
LIBOR GBP 1 Month	FTSE 350 Mining Index	Bank of America	10/17/2019	119,964	(210)
EURIBOR 1 Month	EURO STOXX Insurance Price EUR	Morgan Stanley Capital Services	6/26/2019	1,043,428	43,496
STOXX Europe 600 Automobiles & Parts Price EUR	EURIBOR 1 Month	Barclays Bank	1/11/2019	19,964	924
LIBOR GBP 1 Month	FTSE 350 Media Index	Bank of America	10/17/2019	115,242	(1,147)
FTSE 350 Support Services Index	LIBOR GBP 1 Month	Bank of America	10/17/2019	111,862	2,953

STATEMENT OF SWAP AGREEMENTS (continued)

OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
STOXX Europe 600 Oil & Gas Price EUR	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	525,454	(8,019)

Gross Unrealized Appreciation					1,345,476
Gross Unrealized Depreciation					(2,250,610)

See notes to financial statements.

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Citigroup
Markit iTraxx Europe Subordinated Financial Index Series 30
12/20/2023†	1,300,000	1.00	(60,580)	(52,474)	(8,132)
Goldman Sachs International
Casino Guichard Perrachon SA, 4.407%, 8/6/2019
12/20/2023†	440,000	1.00	(85,281)	(80,022)	(5,267)
Rite Aid Corp, 7.7%, 2/15/2027
6/20/2021†	235,000	5.00	(8,440)	(1,624)	(6,817)
Rite Aid Corp, 7.7%, 2/15/2027
6/20/2021†	236,000	5.00	(8,476)	(1,579)	(6,897)
JP Morgan Chase Bank
Markit iTraxx Europe Subordinated Financial Index Series 30
12/20/2023†	1,300,000	1.00	(60,580)	(53,336)	(7,269)
Purchased Contracts:[3]
Bank of America
Johnson Controls International plc, 5%, 3/30/2020
12/20/2023†	1,500,000	1.00	(39,195)	(36,010)	(3,185)
Barclays Bank
Deutsche Bank
6/20/2023†	350,000	1.00	30,362	24,060	6,311
Markit CDX Emerging Markets Index Series 30
12/20/2023†	2,400,000	1.00	110,720	112,613	(1,892)
Markit CDX Emerging Markets Index Series 30
12/20/2023†	2,500,000	1.00	115,333	111,515	3,818

STATEMENT OF SWAP AGREEMENTS (continued)

OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
BNP Paribas
Anheuser-Busch InBev SA/NV, 2.25%, 9/24/2020
12/20/2023†	230,000	1.00	(3,857)	(4,442)	592
China Government International Bond, 7.5%, 10/28/2027
12/20/2023†	1,800,000	1.00	(25,668)	(35,022)	9,354
MDC Holdings Inc, 6%, 1/15/2043
12/20/2023†	370,000	1.00	13,987	17,546	(3,558)
Citigroup
Auchan Holding SADIR, 6%, 4/15/2019
12/20/2023†	220,000	1.00	4,824	373	4,456
Boparan Finance PLC, 4.375%, 7/15/2021
12/20/2023†	110,000	5.00	9,717	2,840	6,892
Sherwin-Williams Co/The, 7.375%, 2/1/2027
12/20/2023†	1,000,000	1.00	(923)	(8,826)	7,903
thyssenkrupp AG, 3.125%, 10/25/2019
12/20/2023†	800,000	1.00	27,439	20,263	7,195
Goldman Sachs International
Allianz SE, 5.625%, 10/17/2042
12/20/2023†	1,300,000	1.00	(14,990)	(12,122)	(2,842)
ArcelorMittal, 2.875%, 7/6/2020
12/20/2023†	300,000	5.00	(55,642)	(53,978)	(1,656)
Eastman Chemical Co, 7.6%, 2/1/2027
12/20/2023†	1,000,000	1.00	(7,785)	(6,265)	(1,520)
HSBC Holdings PLC, 6%, 6/10/2019
12/20/2023†	1,400,000	1.00	11,957	14,431	(2,446)

OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
Goldman Sachs International (continued)
Rite Aid Corp, 7.7%, 2/15/2027
6/20/2020†	236,000	5.00	(4,323)	(9,466)	5,143
Rite Aid Corp, 7.7%, 2/15/2027
6/20/2020†	235,000	5.00	(4,304)	(9,595)	5,291
Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022
12/20/2023†	1,240,000	1.00	57,925	76,357	(18,414)
Vivendi SA, 4.875%, 12/2/2019
12/20/2023†	950,000	1.00	(27,703)	(25,233)	(2,446)
HSBC
Deutsche Bank
6/20/2023†	660,000	1.00	57,254	77,297	(20,026)
Russian Foreign Bond - Eurobond, 7.5%, 3/31/2030
12/20/2023†	1,800,000	1.00	36,612	49,048	(12,435)
JP Morgan Chase Bank
Premier Foods Finance PLC, 6.5%, 3/15/2021
12/20/2023†	350,000	5.00	(46,460)	(46,601)	183
Teva Pharmaceutical Finance
6/20/2023†	600,000	1.00	18,771	37,636	(18,866)
Gross Unrealized Appreciation					57,138
Gross Unrealized Depreciation					(123,668)

†  Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (continued)

Centrally Cleared Credit Default Swaps

Reference Obligation ($)	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Barclays Bank
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	1,160,000	5.00	120,075	126,081	(6,159)
Markit iTraxx Europe Index Series 29
6/20/2023†	1,350,000	1.00	26,685	26,119	534
Deutsche Bank
Markit CDX North America High Yield Index Series 31
12/20/2023†	2,400,000	5.00	141,441	170,639	(29,198)
HSBC
Markit iTraxx Europe Crossover Index Series 30
12/20/2021†	2,000,000	5.00	205,507	249,947	(44,705)
Markit iTraxx Europe Crossover Index Series 30
12/20/2021†	700,000	5.00	77,942	87,213	(9,364)
JP Morgan Chase Bank
Markit iTraxx Europe Index Series 30
12/20/2021†	1,400,000	1.00	(22,489)	(17,255)	(5,270)
Morgan Stanley Capital Services
Markit iTraxx Europe Index Series 29
6/20/2023†	925,000	1.00	18,284	20,347	(2,082)
Purchased Contracts:[3]
BNP Paribas
Markit CDX North America High Yield Index Series 31
12/20/2023††	800,000	(5.00)	(47,147)	(55,451)	8,304
Markit iTraxx Europe Crossover Index Series 30
12/20/2023†	2,500,000	(5.00)	(278,366)	(256,980)	(21,155)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
Citigroup
Markit iTraxx Europe Index Series 30
12/20/2023†	13,500,000	(1.00)	(216,855)	(234,442)	18,323
Markit iTraxx Europe Index Series 29
6/20/2023†	2,275,000	(1.00)	(44,969)	(39,479)	(5,477)
Credit Suisse International
Markit CDX North America High Yield Index Series 30
6/20/2023†	800,000	(5.00)	(52,908)	(57,376)	4,468
Goldman Sachs International
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	700,000	(5.00)	(72,459)	(77,099)	4,733
JP Morgan Chase Bank
Markit iTraxx Europe Index Series 30
12/20/2021†	2,000,000	(5.00)	(32,127)	(37,961)	6,099
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	450,000	(5.00)	(46,581)	(45,579)	(948)

STATEMENT OF SWAP AGREEMENTS (continued)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
Wells Fargo
Markit CDX North America Investment Grade Index Series 31
12/20/2021†	2,400,000	(1.00)	(38,506)	(43,965)	5,459
Gross Unrealized Appreciation				47,920
Gross Unrealized Depreciation				(124,358)

† Expiration Date
1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	71,108,531	69,091,085
Affiliated issuers	157,714,692	157,697,536
Cash		247,024
Cash denominated in foreign currency	4,209,477	4,085,081
Cash collateral held by broker—Note 4		10,532,532
Receivable for investment securities sold		1,789,606
Unrealized appreciation on swap agreements—Note 4		1,418,032
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,414,632
Swap upfront payments—Note 4		1,224,325
Dividends and interest receivable		960,079
Receivable for swap variation margin—Note 4		335,808
Receivable for shares of Common Stock subscribed		76,000
Prepaid expenses		34,918
		248,906,658
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		290,366
Unrealized depreciation on swap agreements—Note 4		2,374,278
Outstanding options written, at value (premiums received $1,987,287)—Note 4		1,649,824
Payable for investment securities purchased		1,276,436
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		283,245
Payable for shares of Common Stock redeemed		227,390
Payable to broker for swap agreements—Note 4		224,663
Swap upfront receipts—Note 4		1,302,182
Payable for futures variation margin—Note 4		41,022
Directors fees and expenses payable		4,269
Accrued expenses		178,655
		7,852,330
Net Assets ($)		241,054,328
Composition of Net Assets ($):
Paid-in capital		242,298,653
Total distributable earnings (loss)		(1,244,325)
Net Assets ($)		241,054,328

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	40,296	24,100	68,983,270	172,006,662
Shares Outstanding	3,282	2,000	5,579,272	13,910,358
Net Asset Value Per Share ($)	12.28	12.05	12.36	12.37

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2018

Investment Income ($):
Income:
Interest (net of $33,672 foreign taxes withheld at source)	3,770,896
Dividends (net of $13,087 foreign taxes withheld at source):
Unaffiliated issuers	638,334
Affiliated issuers	2,813,808
Total Income	7,223,038
Expenses:
Management fee—Note 3(a)	3,454,407
Professional fees	234,772
Registration fees	69,030
Custodian fees—Note 3(c)	56,593
Directors’ fees and expenses—Note 3(d)	26,348
Loan commitment fees—Note 2	6,746
Prospectus and shareholders’ reports	5,741
Shareholder servicing costs—Note 3(c)	1,939
Distribution fees—Note 3(b)	184
Miscellaneous	215,566
Total Expenses	4,071,326
Less—reduction in expenses due to undertaking—Note 3(a)	(114,665)
Net Expenses	3,956,661
Investment Income—Net	3,266,377
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(2,406,390)
Affiliated issuers	(4,658)
Net realized gain (loss) on options transactions	(75,659)
Net realized gain (loss) on futures	(152,233)
Net realized gain (loss) on swap agreements	543,252
Net realized gain (loss) on forward foreign currency exchange contracts	1,436,714
Net Realized Gain (Loss)	(658,974)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	(5,458,978)
Affiliated issuers	(4,869)
Net unrealized appreciation (depreciation) on options transactions	(162,855)
Net unrealized appreciation (depreciation) on futures	456,009
Net unrealized appreciation (depreciation) on swap agreements	(1,663,106)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	773,345
Net Unrealized Appreciation (Depreciation)	(6,060,454)
Net Realized and Unrealized Gain (Loss) on Investments	(6,719,428)
Net (Decrease) in Net Assets Resulting from Operations	(3,453,051)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2018	2017[a]
Operations ($):
Investment income—net	3,266,377	1,872,696
Net realized gain (loss) on investments	(658,974)	(1,037,113)
Net unrealized appreciation (depreciation) on investments	(6,060,454)	4,633,015
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,453,051)	5,468,598
Distributions ($):
Distributions to shareholders:
Class A	(796)	-
Class C	(58)	-
Class I	(701,289)	-
Class Y	(1,269,759)	-
Total Distributions	(1,971,902)	-
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	103	16,000
Class I	14,329,440	6,156,003
Class Y	26,356,235	51,829,922
Distributions reinvested:
Class A	738	-
Class I	5,394	-
Class Y	512,715	-
Cost of shares redeemed:
Class A	(302,599)	(1,093,977)
Class I	(44,796,692)	(7,654,956)
Class Y	(36,035,775)	(50,397,752)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(39,930,441)	(1,144,760)
Total Increase (Decrease) in Net Assets	(45,355,394)	4,323,838
Net Assets ($):
Beginning of Period	286,409,722	282,085,884
End of Period	241,054,328	286,409,722

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31,
	2018	2017[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	8	1,277
Shares issued for distributions reinvested	59	-
Shares redeemed	(24,236)	(88,296)
Net Increase (Decrease) in Shares Outstanding	(24,169)	(87,019)
Class Ib
Shares sold	1,139,239	493,885
Shares issued for distributions reinvested	429	-
Shares redeemed	(3,567,430)	(612,889)
Net Increase (Decrease) in Shares Outstanding	(2,427,762)	(119,004)
Class Yb
Shares sold	2,091,893	4,168,786
Shares issued for distributions reinvested	40,789	-
Shares redeemed	(2,868,152)	(4,043,533)
Net Increase (Decrease) in Shares Outstanding	(735,470)	125,253

[a] Undistributed investment (loss)—net was $1,988,835 in 2017 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended October 31, 2018, 97,785 Class Y shares representing $1,228,778 were exchanged for 97,796 Class I shares,19,913 Class A shares representing $248,518 were exchanged for 19,866 Class Y shares and during the period ended October 31, 2017, 88,000 Class A shares representing $1,090,320 were exchanged for 87,717 Class I shares, 189,467 Class Y shares representing $2,370,148 were exchanged for 189,531 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended October 31,
Class A Shares	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.56	12.37	12.50
Investment Operations:
Investment income (loss)—net[b]	.11	.04	(.03)
Net realized and unrealized gain (loss) on investments	(.36)	.15	(.10)
Total from Investment Operations	(.25)	.19	(.13)
Distributions:
Dividends from net realized gain on investments	(.03)	-	-
Net asset value, end of period	12.28	12.56	12.37
Total Return (%)[c]	(2.00)	1.54	(1.04)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80[e]	1.71[e]	1.94[f]
Ratio of net expenses to average net assets	1.75[e]	1.69[e]	1.75[f]
Ratio of net investment income (loss) to average net assets	.86[e]	.37[e]	(.31)[f]
Portfolio Turnover Rate	291.84	326.62	320.11[d]
Net Assets, end of period ($ x 1,000)	40	345	1,416

a From December 4, 2015 (commencement of operations) to October 31, 2016.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Amount does not included the expense of the underlying funds.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class C Shares	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.38	12.28	12.50
Investment Operations:
Investment income (loss)—net[b]	.02	(.05)	(.12)
Net realized and unrealized gain (loss) on investments	(.32)	.15	(.10)
Total from Investment Operations	(.30)	.10	(.22)
Distributions:
Dividends from net realized gain on investments	(.03)	-	-
Net asset value, end of period	12.05	12.38	12.28
Total Return (%)[c]	(2.44)	.81	(1.76)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.51[e]	2.50[e]	2.84[f]
Ratio of net expenses to average net assets	2.48[e]	2.46[e]	2.50[f]
Ratio of net investment income (loss) to average net assets	.14[e]	(.41)[e]	(1.06)[f]
Portfolio Turnover Rate	291.84	326.62	320.11[d]
Net Assets, end of period ($ x 1,000)	24	25	25

a From December 4, 2015 (commencement of operations) to October 31, 2016.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Amount does not included the expense of the underlying funds.

f Annualized.

See notes to financial statements.

	Year Ended October 31,
Class I Shares	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.63	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	.15	.08	(.01)
Net realized and unrealized gain (loss) on investments	(.33)	.16	(.10)
Total from Investment Operations	(.18)	.24	(.11)
Distributions:
Dividends from investment income―net	(.06)	-	-
Dividends from net realized gain on investments	(.03)	-	-
Total Distributions	(.09)	-	-
Net asset value, end of period	12.36	12.63	12.39
Total Return (%)	(1.37)	1.94	(.88)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.47[d]	1.45[d]	1.67[e]
Ratio of net expenses to average net assets	1.43[d]	1.41[d]	1.50[e]
Ratio of net investment income (loss) to average net assets	1.18[d]	.64[d]	(.06)[e]
Portfolio Turnover Rate	291.84	326.62	320.11[c]
Net Assets, end of period ($ x 1,000)	68,983	101,098	100,694

a From December 4, 2015 (commencement of operations) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Amount does not included the expense of the underlying funds.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class Y Shares	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.63	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	.15	.08	(.01)
Net realized and unrealized gain (loss) on investments	(.32)	.16	(.10)
Total from Investment Operations	(.17)	.24	(.11)
Distributions:
Dividends from investment income―net	(.06)	-	-
Dividends from net realized gain on investments	(.03)	-	-
Total Distributions	(.09)	-	-
Net asset value, end of period	12.37	12.63	12.39
Total Return (%)	(1.37)	1.94	(.88)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.47[d]	1.45[d]	1.63[e]
Ratio of net expenses to average net assets	1.43[d]	1.41[d]	1.50[e]
Ratio of net investment income (loss) to average net assets	1.18[d]	.64[d]	(.06)[e]
Portfolio Turnover Rate	291.84	326.62	320.11[c]
Net Assets, end of period ($ x 1,000)	172,007	184,943	179,952

a From December 4, 2015 (commencement of operations) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Amount does not included the expense of the underlying funds.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Absolute Insight Multi-Strategy Fund (the “fund”) is a separate non-diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek total return, consisting of capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective February 1, 2018, Pareto Investment Management Limited was renamed Insight Investment International Limited (“Insight”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, which serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A shares, all of the outstanding Class C shares and 4,499,890 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

NOTES TO FINANCIAL STATEMENTS (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,322,733	-	1,322,733
Collateralized Loan Obligations	-	1,821,407	-	1,821,407
Commercial Mortgage-Backed	-	985,499	-	985,499
Corporate Bonds	-	39,248,308		39,248,308
Equity Securities – Common Stocks	4,004,523	-	-	4,004,523
Equity Securities – Preferred Stocks	513,310	-	-	513,310
Foreign Government	-	8,563,123	-	8,563,123
Investment Companies	157,697,536	3,248,572†	-	160,946,108
Residential Mortgage-Backed	-	2,303,676	-	2,303,676
U.S. Treasury	-	5,815,559	-	5,815,559
Other Financial Instruments:
Futures††	375,944	-	-	375,944
Forward Foreign Currency Exchange Contracts††	-	1,414,632	-	1,414,632
Options Purchased	1,124,820	139,555	-	1,264,375
Swaps††	-	1,465,952	-	1,465,952

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(209,072)	-	-	(209,072)
Forward Foreign Currency Exchange Contracts††	-	(283,245)	-	(283,245)
Options Written	(1,259,021)	(390,803)	-	(1,649,824)
Swaps††	-	(2,498,636)	-	(2,498,636)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation prcoedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At October 31, 2018, the amount of securities transferred between levels equals fair value of exchanged traded investment companies securities as reported as Level 2 in the table above. At October 31, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At October 31, 2018, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 3,617,502, Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $4,157,261, undistributed capital losses $3,400,436, accumulated other losses $16,524 and unrealized depreciation $1,984,626.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2018. The fund has $2,844,919 of short-term capital losses and $555,517 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2018 and October 31, 2017 were as follows: ordinary income $1,321,850 and $0, and long-term capital gains $650,052 and $0, respectively.

During the period ended October 31, 2018, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, paydown gains and losses, swap periodic payments, passive foreign investment companies and excise tax paid, the fund increased total distributable earnings (loss) by $8,473 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying money market fund are reflected in the underlying money market fund’s net asset value. In addition, Dreyfus has agreed to waive a portion of its management fee equal to the management fee Dreyfus receives from the money market underlying fund with respect to the assets of the fund within underlying money market fund. The reduction in expenses, pursuant to the undertaking, amounted to $114,665 during the period ended October 31, 2018.

Dreyfus has also contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying money market fund and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. There was no reimbursement pursuant to the undertaking during the period ended October 31, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Insight, Insight serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain

NOTES TO FINANCIAL STATEMENTS (continued)

conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2018, Class C shares were charged $184 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2018, Class A and Class C shares were charged $601 and $61, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2018, the fund was charged $844 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2018, the fund was charged $56,593 pursuant to the custody agreement.

During the period ended October 31, 2018, the fund was charged $12,797 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $264,165, Distribution Plan fees $15, Shareholder Services Plan fees $14, custodian fees $21,810, Chief Compliance Officer fees $4,193 and transfer agency fees $169.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period ended October 31, 2018, amounted to $265,048,229 and $345,033,736, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

NOTES TO FINANCIAL STATEMENTS (continued)

Each type of derivative instrument that was held by the fund during the period ended October 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at October 31, 2018 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements,

NOTES TO FINANCIAL STATEMENTS (continued)

if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at October 31, 2018 are set forth in the Statement of Swap Agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Total return swaps open at October 31, 2018 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES TO FINANCIAL STATEMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2018 are set forth in the Statement of Swap Agreements.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	258,726	[1,2]	Interest rate risk	(97,239)	[1]
Equity risk	2,602,932	[1,2,3]	Equity risk	(3,621,464)	[1,2,4]
Foreign exchange risk	1,472,945	[3,5]	Foreign exchange risk	(432,498)	[4,5]
Credit risk	186,300	[2,3]	Credit risk	(489,576)	[2,4]
Gross fair value of derivative contracts	4,520,903			(4,640,777)

Statement of Assets and Liabilities location:
[1] Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

[2] Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3] Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4] Outstanding options written, at value.
[5] Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	121,033		(46,118)		-		10,773		85,688
Equity	(273,266)		254,762		-		534,349		515,845
Foreign exchange	-		(573,780)		1,436,714		-		862,934
Credit	-		289,477		-		(1,870)		287,607
Total	(152,233)		(75,659)		1,436,714		543,252		1,752,074

NOTES TO FINANCIAL STATEMENTS (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	226,793		78,516		-		15,418		320,727
Equity	229,216		(452,819)		-		(1,491,008)		(1,714,611)
Foreign exchange	-		196,306		773,345		-		969,651
Credit	-		15,142		-		(187,516)		(172,374)
Total	456,009		(162,855)		773,345		(1,663,106)		(596,607)

Statement of Operations location:
[1] Net realized gain (loss) on futures.
[2] Net realized gain (loss) on options transactions.
[3] Net realized gain (loss) on forward foreign currency exchange contracts.
[4] Net realized gain (loss) on swap agreements.
[5] Net unrealized appreciation (depreciation) on futures.
[6] Net unrealized appreciation (depreciation) on options transactions.
[7] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8] Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At October 31, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	375,944	(209,072)
Options	1,264,375	(1,649,824)
Forward contracts	1,414,632	(283,245)
Swaps	1,465,952	(2,498,636)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	4,520,903	(4,640,777)
Derivatives not subject to
Master Agreements	(1,548,684)	1,598,339
Total gross amount of assets
and liabilities subject to
Master Agreements	2,972,219	(3,042,438)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	738,241		(510,679)	(227,562)		-
Barclays Bank	273,650		(273,650)	-		-
BNP Paribas	67,663		(51,170)	-		16,493
Citigroup	220,476		(45,460)	-		175,016
Goldman Sachs International	39,132		(39,132)	-		-
HSBC	1,200,710		(306,759)	-		893,951
JP Morgan Chase Bank	201,944		(201,944)	-		-
Morgan Stanley Capital Services	177,685		(177,685)	-		-
Royal Bank of Canada	52,718		-	-		52,718
Total	2,972,219		(1,606,479)	(227,562)		1,138,178

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(510,679)		510,679	-		-
Barclays Bank	(297,916)		273,650	-		(24,266)
BNP Paribas	(51,170)		51,170	-		-
Citigroup	(45,460)		45,460	-		-
Goldman Sachs International	(173,789)		39,132	134,657		-
HSBC	(306,759)		306,759	-		-
JP Morgan Chase Bank	(873,572)		201,944	671,628		-
Morgan Stanley Capital Services	(783,093)		177,685	-		(605,408)
Total	(3,042,438)		1,606,479	806,285		(629,674)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2018:

Average Market Value ($)
Equity futures	17,594,271
Equity options contracts	2,650,857
Interest rate futures	43,014,097
Interest rate options contracts	44,819
Foreign currency options contracts	377,966
Forward contracts	177,960,863
Credit options contracts	296,564

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2018:

Average Notional Value ($)
Equity total return swap agreements	94,951,194
Interest rate swap agreements	223,268
Credit default swap agreements	110,125,922

At October 31, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was $228,923,274; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $1,981,518, consisting of $1,929,788 gross unrealized appreciation and $3,911,306 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Absolute Insight Multi-Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Absolute Insight Multi-Strategy Fund (the “Fund”) (one of the funds constituting BNY Mellon Absolute Insight Funds, Inc.), including the statements of investments, investments in affiliated issuers, futures, options written, forward foreign currency exchange contracts and swap agreements, as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from December 4, 2015 (commencement of operations) through October 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Absolute Insight Funds, Inc.) at October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from December 4, 2015 (commencement of operations) through October 31, 2016, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
December 28, 2018

NOTES TO FINANCIAL STATEMENTS (continued)

For federal tax purposes, the fund hereby reports $.0290 per share as a long-term capital gain distribution paid on December 26, 2017.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (2015)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 125

———————

Joni Evans (76)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 21

———————

Joan Gulley (71)

Board Member (2017)

Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

No. of Portfolios for which Board Member Serves: 52

———————

Ehud Houminer (78)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia

University (1992-present)

Trustee, Ben Gurion University

No. of Portfolios for which Board Member Serves: 52

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Alan H. Howard (59)

Board Member (2018)

Principal Occupation During Past 5 Years:

• Managing Partner of Heathcote Advisors LLC, a financial advisory services firm (2008 – present)

• President of Dynatech/MPX Holdings LLC (2012 – present), a global supplier and service provider of military aircraft parts, including Chief Executive Officer of an operating subsidiary, Dynatech International LLC (2013 – present)

• Senior Advisor, Rossoff & Co., an independent investment banking firm (2014 – present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, a designer and manufacturer of watches, Director (1997-present)

No. of Portfolios for which Board Member Serves: 21

———————

Robin A. Melvin (55)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 100

———————

Burton N. Wallack (67)

Board Member (2015)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 21

———————

Benaree Pratt Wiley (72)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 80

———————

INTERESTED BOARD MEMBERs

Gordon J. Davis (77)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 55

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since December 2015.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 124 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since December 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since December 2015.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since December 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since December 2015.

Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since December 2015.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since December 2015.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1985.

GAVIN C. REILLY, Assistant Treasurer since December 2015.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2015.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since December 2015.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2015.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since December 2015.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 149 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 143 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

BNY Mellon Absolute Insight Multi-Strategy Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Insight Investment
International Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: MAJAX Class C: MAJCX Class I: MAJIX Class Y: MAJYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 4012AR1018

BNY Mellon Insight Broad Opportunities Fund

ANNUAL REPORT October 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Insight Broad Opportunities Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for BNY Mellon Insight Broad Opportunities Fund, covering the period from November 27, 2017 through October 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Markets began the reporting period on solid footing as major global economies experienced above-trend growth across the board. In the United States, the Federal Reserve continued to move away from its accommodative monetary policy while other major central banks also began to consider monetary tightening. In the equity markets, both U.S. and non-U.S. markets enjoyed an upward trend, though investor concerns about volatility and inflation later began to weigh on returns. Interest rates rose across the curve, putting pressure on bond prices.

Later in the reporting period, global growth trends began to diverge. While a strong economic performance continued to bolster U.S. equity markets, slower growth and political concerns pressured markets in the Eurozone. Emerging markets also came under pressure as weakness in their currencies added to investors’ uneasiness. Fixed income markets continued to struggle as interest rates rose; the yield on the benchmark 10-year Treasury bond surged late in the reporting period, but growing investor concerns about global growth helped keep it from rising further.

Despite continuing doubts regarding trade, U.S. inflationary pressures, and global growth, we are optimistic that the U.S. economy will remain strong in the near term. However, we will stay attentive to signs that signal potential changes on the horizon. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
November 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from the fund’s inception on November 27, 2017 through October 31, 2018, as provided by primary portfolio managers Matthew Merritt, Steve Waddington, and Michael Ford of Insight Investment International Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the period between the fund’s inception on November 27, 2017, and October 31, 2018, BNY Mellon Insight Broad Opportunities Fund’s Class A shares produced a total return of -2.64%, Class C shares returned -3.28%, Class I shares returned -2.48%, and Class Y shares returned -2.48%.1 In comparison, the fund’s benchmarks, the USD 1-Month LIBOR and the FTSE One-Month U.S. Treasury Bill Index, produced a total return of 1.72% and 1.54%, respectively, for the same period.2,3,4

The reporting period began with a continuation of synchronized global economic growth and rising interest rates in major developed markets, but this gave way to a more uneven economic environment. The fund underperformed the Index, mainly due to weakness in its equity, total return relative value, and fixed-income components.

On July 31, 2018, the Citi One-Month U.S. Treasury Bill Index was renamed FTSE One-Month U.S. Treasury Bill Index.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally allocates its assets among a broad range of asset classes, including equities, fixed income, currencies, real estate, listed infrastructure and commodities, in developed and emerging markets. The fund seeks to gain exposure to various asset classes through direct investments in securities or derivative instruments and by investing in other investment companies (underlying funds), including exchange-traded funds (ETFs).

The fund’s sub-adviser dynamically adjusts the allocation of the fund’s investments in seeking to opportunistically take advantage of investment strategies that are particularly attractive at the time of implementation, while limiting downside risk and volatility over a market cycle (typically five years).

Economic Growth Amid Rising Volatility

Global equity markets gained ground early in the reporting period, supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance, as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. U.S. stocks posted gains when tax reform legislation reduced corporate tax rates and earnings continued to grow. Global growth trends enabled U.K. equities to climb despite a lackluster local economy and concerns regarding the country’s exit from the European Union. Eurozone markets lagged global market averages despite improving regional economic fundamentals.

Later in the reporting period, markets saw heightened volatility and declining stock prices, which we believe was sparked by extreme positioning in the volatility market. Concerns over U.S. inflationary pressures and uncertainties surrounding the possibility of more protectionist U.S. trade policies later eased, and higher oil prices benefited energy stocks.

Global government bonds, on a currency-hedged basis, were negative early in the reporting period amid rising interest rates and intensifying inflation concerns. Meanwhile, commodities and infrastructure markets responded positively to surging oil prices and higher industrial metals prices.

The economic backdrop for investors was challenging in the second half of the reporting period. The trade dispute between the U.S. and a number of its important trading partners intensified — with U.S.-

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

China relations suffering the most. But U.S. risk assets were helped by the relative outperformance of the U.S. economy and by stronger-than-expected U.S. earnings.

The combination of strong U.S. growth, higher U.S. rates, and a strong dollar made the third quarter difficult for emerging market assets. Currency weakness against the greenback was noticeable — especially in those countries with economic problems, such as Turkey and Argentina. But relative equity underperformance was also a characteristic of the period. While the fundamentals for most of the emerging market countries were little changed, problems in countries such as Turkey led to classic confidence-related contagion effects across the investment space.

Toward the end of the reporting period, political issues in Europe began to weigh on markets. Concern over fiscal decisions of the populist Italian government proved well-founded, with a 2019 proposed deficit higher than desired by the European Commission. In the U.K., news on the country’s progress in leaving the EU (Brexit) was mostly negative, with an obvious impact on sterling assets.

Stock Market Volatility Dampened Fund Results

The fund began operations by generating a positive absolute return in December 2017, with roughly equal contributions to performance from our total return strategies, equities, real assets, and fixed-income securities.

The fund lost a degree of value over the first quarter of 2018 amid heightened market volatility and an increase in global trade tensions. Declining U.S. technology stocks and infrastructure-related holdings weighed on returns, and government bonds offered few diversification benefits in an environment of rising interest rates and accelerating inflation. Better results from the fund’s total return strategies helped offset weakness in its equity and fixed-income positions, as several currency, range-bound equity, and downside equity protection trades proved profitable.

The strategy recorded a positive return over the second quarter. Positive contributions to fund performance from the equity and real asset components were partially offset by negative contributions from the fixed-income and total return strategies components. The positive contribution from the equity component was driven by the strategy’s exposure to UK, European, U.S. and Japanese equities. The real asset component was driven by a rebound in the strategy’s infrastructure holdings.

The strategy’s exposure to emerging market debt was the main detractor in the fixed-income component. The stronger U.S. dollar, increasing U.S. yields, and converging growth rates between emerging and developed markets weighed heavily on emerging market debt. Some of the strategy’s emerging market exposures within the total return strategies component also detracted from the fund’s returns. These losses were partially offset by holdings of German bonds and U.S. inflation bonds.

The strategy returned a positive performance over the third quarter. Most portfolio components contributed positively, with fixed-income and commodities exposures detracting only modestly. Total return strategies were the main contributor, particularly from select positions in equity, credit, and government bond markets. Our equity component’s positive contribution was driven primarily by U.S. and Japanese exposures, reflecting the continued strength in their economies and corporate earnings potential. Within real assets, continued strong performance from the portfolio’s infrastructure holdings more than offset the small loss from commodities exposure.

The portfolio’s exposure to emerging market debt and high yield made a small positive contribution in the fixed-income component. The portfolio’s government bond exposures detracted from fund performance, as yields backed up to the top of their recent trading ranges. In October, infrastructure contributed most positively to fund performance while equities were the largest detractor.

Maintaining a Broadly Diversified Investment Posture

We recently have seen signs of moderating U.S. and global economic growth, and market conditions have become more volatile. In this environment, we have maintained a broadly diversified portfolio

4

designed to participate in market gains while mitigating downside risks. Our reading of the macroeconomic environment suggests that, idiosyncratic risks aside, traditional risk assets (equity and credit) will continue to perform well so long as earnings continue to drive ahead. But progress is likely to be choppy.

Divergent growth and idiosyncratic risks bring with them the risk of elevated volatility. To the extent that this can be translated into “wider ranges” in which we can generate returns via our total return strategies, this is an environment where we believe our wide opportunity set should be helpful.

November 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2019, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

2 Source: FactSet — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The FTSE One-Month U.S. Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The FTSE One-Month U.S. Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

4 For comparative purposes, the value of the Index as of 11/30/17 is used as the beginning value of 11/27/17 (the fund’s inception).

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in BNY Mellon Insight Broad Opportunities Fund Class A shares, Class C shares, Class I shares and Class Y shares and the USD 1-Month LIBOR and FTSE One-Month U.S. Treasury Bill Index

†  Source: FactSet

†† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of BNY Mellon Insight Broad Opportunities Fund on 11/27/17 (inception date) to a $10,000 investment made in the USD 1-Month LIBOR and FTSE One-Month U.S. Treasury Bill Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The USD 1-Month LIBOR is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates. The FTSE One-Month U.S. Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The FTSE One-Month U.S. Treasury Bill Index measures returns equivalent of yield averages. The instruments are not marked to market. Unlike a mutual fund, indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any indices. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Fees and Expenses section of the prospectus and elsewhere in this report.

6

Actual Aggregate Total Returns as of 10/31/18
	Inception	From
	Date	Inception
Class A shares
with maximum sales charge (5.75%)	11/27/17	-8.22%
without sales charge	11/27/17	-2.64%
Class C shares
with applicable redemption charge†	11/27/17	-4.25%
without redemption	11/27/17	-3.28%
Class I shares	11/27/17	-2.48%
Class Y shares	11/27/17	-2.48%
USD 1-Month LIBOR	11/30/17	1.72%††
FTSE One-Month U.S. Treasury Bill Index	11/30/17	1.54%††

†  The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of the indices as of 11/30/17 is used as the beginning value on 11/27/17.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Insight Broad Opportunities Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.99	$9.71	$4.74	$4.74
Ending value (after expenses)	$979.10	$975.80	$979.90	$979.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.11	$9.91	$4.84	$4.84
Ending value (after expenses)	$1,019.16	$1,015.38	$1,020.42	$1,020.42

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for Class I and .95% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
October 31, 2018

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 10.1%
Asset-Backed Certificates - .4%
European Residential Loan Securitisation, Ser. 2018-1, Cl. A, 1 Month EURIBOR + 1.00% @ Floor	EUR	0.63	3/24/2061	91,603	[b]	103,541
Foreign/Governmental - 2.4%
Spanish Government, Unscd. Bonds	EUR	1.50	4/30/2027	375,000	[c]	429,456
United Kingdom Gilt, Unscd. Bonds	GBP	3.25	1/22/2044	172,000		280,003
					709,459
U.S. Government Securities - 7.3%
U.S. Treasury Inflation Indexed Bonds, Bonds		1.38	2/15/2044	519,312	[d]	527,423
U.S. Treasury Inflation Indexed Bonds, Bonds		2.13	2/15/2040	151,657	[d]	175,495
U.S. Treasury Inflation Indexed Bonds, Notes		0.50	1/15/2028	1,533,330	[d]	1,449,506
					2,152,424
Total Bonds and Notes (cost $3,107,276)				2,965,424
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - 2.3%
Call Options - .6%
Ftse 100 Index, Contracts 12	GBP	7,550	11/16/2018	906,000		307
FTSE MIB Index, Contracts 11	EUR	23,000	12/21/2018	644,000		31
Undly Financial Comm Future Id, Contracts 64	EUR	9,800	12/21/2018	627,200		24,646
iShares 20+ Year Treasury Bond, Contracts 63		122.00	1/18/2019	7,686		1,260
iShares J.P. Morgan USD Emerging Markets, Contracts 140		113.00	1/18/2019	15,820		1,750
Msci Em, Contracts 9		990.00	1/18/2019	891,000		22,005
Msci Em, Contracts 9		1,050	3/15/2019	945,000		14,760
Nikkei 225, Contracts 6	JPY	23,250	12/14/2018	139,500,000		9,040
Nikkei 225, Contracts 6	JPY	22,500	1/11/2019	135,000,000		27,917

9

STATEMENT OF INVESTMENTS (continued)

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a] Value ($)
Options Purchased - 2.3% (continued)
Call Options - .6% (continued)
Nikkei 225, Contracts 4	JPY	24,500	3/8/2019	98,000,000	6,027
S&P 500 Index, Contracts 3		3,030	12/21/2018	909,000	285
S&P 500 Index, Contracts 4		2,740	1/18/2019	1,096,000	30,560
S&P 500 Index, Contracts 4		2,925	3/15/2019	1,170,000	10,100
Swiss Market Index, Contracts 13	CHF	8,900	12/21/2018	1,157,000	33,070
					181,758
Put Options - 1.7%
Euro Stoxx 50 Pr, Contracts 20	EUR	3,125	1/18/2019	625,000	16,627
Euro Stoxx 50 Pr, Contracts 32	EUR	3,350	11/16/2018	1,072,000	54,947
Euro Stoxx 50 Pr, Contracts 16	EUR	3,500	11/16/2018	560,000	54,150
Ftse 100 Index, Contracts 11	GBP	7,650	12/21/2018	841,500	77,261
Ftse 100 Index, Contracts 7	GBP	7,225	11/16/2018	505,750	13,600
Nikkei 225, Contracts 2	JPY	19,500	12/13/2019	39,000,000	17,548
Nikkei 225, Contracts 4	JPY	22,750	1/11/2019	91,000,000	47,148
Nikkei 225, Contracts 3	JPY	22,750	3/8/2019	68,250,000	42,008
Russell 2000 Index, Contracts 6		1,460	12/21/2018	876,000	20,112
S&P 500 Index, Contracts 17		2,325	12/21/2018	3,952,500	14,195
S&P 500 Index, Contracts 3		2,700	12/21/2018	810,000	21,162
S&P 500 Index, Contracts 4		2,875	12/21/2018	1,150,000	65,200
S&P 500 Index, Contracts 2		2,600	12/20/2019	520,000	27,620
S&P 500 Index, Contracts 3		2,720	11/30/2018	816,000	16,140
Swiss Market Index, Contracts 11	CHF	8,500	12/21/2018	935,000	7,754
					495,472
Total Options Purchased (cost $786,059)				677,230

10

Description		Shares		Value ($)
Exchange-Traded Funds - 21.4%
Registered Investment Companies - 21.4%
iShares Bloomberg Roll Select Commodity Strategy ETF		14,170	[e]	678,036
iShares iBoxx $ High Yield Corporate Bond ETF		6,982		588,932
iShares iBoxx $ Investment Grade Corporate Bond ETF		23,775		2,668,268
iShares International High Yield Bond ETF		11,034	[e]	559,169
iShares J.P. Morgan EM Local Currency Bond ETF		8,273	[e]	358,552
iShares J.P. Morgan USD Emerging Markets Bond Fund ETF		13,666		1,430,284
Total Exchange-Traded Funds (cost $6,758,576)		6,283,241
Description		Shares		Value ($)
Common Stocks - 1.3%
Energy - .5%
Renewables Infrastructure Group		108,000		157,372
Financials - .8%
Amedeo Air Four Plus		162,500		221,208
Total Common Stocks (cost $376,243)		378,580
Description	7-Day Yield (%)	Shares		Value ($)
Investment Companies - 52.7%
Closed-End Investment Companies - 5.9%
3i Infrastructure		75,400		233,520
GCP Infrastructure Investments		274,000		439,184
Greencoat U.K. Wind		197,000		325,836
HICL Infrastructure		204,645		414,077
International Public Partnerships		140,000		272,359
John Laing Environmental Assets Group		30,511		40,754
			1,725,730
Registered Investment Companies - 46.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund	2.21	1,321,890	[f]	1,321,890

11

STATEMENT OF INVESTMENTS (continued)

Description	7-Day Yield (%)	Shares	Value ($)
Investment Companies - 52.7% (continued)
Registered Investment Companies - 46.8% (continued)
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	2.23	12,387,432	[f] 12,387,432
			13,709,322
Total Investment Companies (cost $15,480,874)		15,435,052
Total Investments (cost $26,509,028)		87.8%	25,739,527
Cash and Receivables (Net)		12.2%	3,560,443
Net Assets		100.0%	29,299,970

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities were valued at $429,456 or 1.47% of net assets.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Non-income producing security.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	74.1
Government	9.8
Options Purchased	2.3
Industrial	.8
Energy	.5
Asset Backed Securities	.3
87.8

† Based on net assets.

See notes to financial statements.

12

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS

Registered Investment Companies	Value 11/27/17($)	Purchases($)	Sales ($)	Realized Gains (Loss)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	24,082,769	11,695,537	200
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	65,615,106	64,293,216	-
Total	-	89,697,875	75,988,753	200

Registered Investment Companies	Value 10/31/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	12,387,432	42.3	155,866
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,321,890	4.5	25,410
Total	13,709,322	46.8	181,276

See notes to financial statements.

13

STATEMENT OF FUTURES

October 31, 2018

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	2	12/18	219,173[a]	205,293	(13,880)
DJ Euro Stoxx 50	28	12/18	997,523[a]	1,012,952	15,429
Euro 30 Year Bond	2	12/18	400,505[a]	400,732	227
Euro BTP Italian Government Bond	4	12/18	548,476[a]	551,102	2,626
Euro Stoxx 50 Dividend	35	12/20	504,622[a]	477,299	(27,323)
Euro Stoxx 50 Dividend	28	12/21	390,502[a]	364,396	(26,106)
Euro Stoxx 50 Dividend	54	12/19	747,252[a]	732,122	(15,130)
Euro-Bobl	10	12/18	1,490,454[a]	1,488,755	(1,699)
Euro-Bond	3	12/18	544,974[a]	544,555	(419)
FTSE 100	11	12/18	1,021,919[a]	999,821	(22,098)
FTSE/JSE Top 40 Index	11	12/18	377,344[a]	345,923	(31,421)
H Shares Index	5	11/18	320,788[a]	323,038	2,250
KOSPI 200 Index	4	12/18	258,874[a]	231,758	(27,116)
Long Gilt	10	12/18	1,566,193[a]	1,564,645	(1,548)
Nikkei 225 Index US denominated	4	12/18	444,500	435,900	(8,600)
Singapore Exchange CNY Nifty Index	16	11/18	326,511[a]	332,384	5,873
Standard & Poor's 500 E-mini	7	12/18	1,011,456	948,885	(62,571)
U.S. Treasury 10 Year Notes	11	12/18	1,297,802	1,302,813	5,011
U.S. Treasury 2 Year Notes	5	12/18	1,057,193	1,053,281	(3,912)
U.S. Treasury 5 Year Notes	5	12/18	567,548	561,914	(5,634)
Futures Short
Pound Sterling Currency	37	12/18	3,018,506	2,959,075	59,431
U.S. Treasury Ultra Long Bond	2	12/18	298,947	298,438	509
Ultra 10 Year U.S. Treasury Notes	26	12/18	3,336,074	3,252,844	83,230
Gross Unrealized Appreciation				174,586
Gross Unrealized Depreciation				(247,457)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

14

STATEMENT OF OPTIONS WRITTEN
October 31, 2018

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
CDX North American High Yield Index Series 31, Swaption 1 Month EURIBOR Receive Fixed Rate of 5 Underlying Swap Terminates 12/20/23, Contracts 1,900,000, Merrill Lynch, Pierce, Fenner & Smith	106	12/19/18	1,900,000,000	[b]	(5,365)
Markit iTraxx Europe Index Series 30, Swaption 1 Month EURIBOR Receive Fixed Rate of 5 Underlying Swap Terminates 12/20/23, Contracts 800,000, Merrill Lynch, Pierce, Fenner & Smith	300	12/19/18	800,000,000	[b] EUR	(5,466)
Markit iTraxx Europe Index Series 30, Swaption 1 Month EURIBOR Receive Fixed Rate of 5 Underlying Swap Terminates 12/20/23, Contracts 800,000, Merrill Lynch, Pierce, Fenner & Smith	300	12/19/18	800,000,000	[b] EUR	(5,466)
Ftse 100 Index Contracts 12	7,725	11/16/18	927,000	GBP	(77)
FTSE MIB Index Contracts 11	24,500	12/21/18	686,000	EUR	-
Undly Financial Comm Future Id Contracts 64	10,300	12/21/18	659,200	EUR	(11,961)
Ishares 20+ Year Treasury Bond Contracts 70	120	1/18/19	840,000		(2,450)
Ishares 20+ Year Treasury Bond Contracts 63	128	1/18/19	806,400		(441)
Msci Em Contracts 18	1,035	1/18/19	1,863,000		(19,350)
Msci Em Contracts 9	1,090	3/15/19	981,000		(7,740)
Nikkei 225 Index Contracts 12	23,250	1/11/19	279,000,000	JPY	(28,714)
Nikkei 225 Contracts 6	24,000	12/14/18	144,000,000	JPY	(3,456)
Nikkei 225 Contracts 2	25,500	12/13/19	51,000,000	JPY	(7,445)
Nikkei 225 Contracts 4	25,750	3/8/19	103,000,000	JPY	(2,092)
Russell 2000 Index Contracts 6	1,760	12/21/18	1,056,000		(372)
S&P 500 Index Contracts 3	2,800	1/18/19	840,000		(16,920)

15

STATEMENT OF OPTIONS WRITTEN (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options: (continued)
S&P 500 Index Contracts 8	2,820	1/18/19	2,256,000		(29,640)
S&P 500 Index Contracts 4	3,025	3/15/19	1,210,000		(3,880)
S&P 500 Index Contracts 3	3,030	12/21/18	909,000		(285)
S&P 500 Index Contracts 2	3,125	12/20/19	625,000		(7,790)
S&P/Asx 200 Index Contracts 22	5,875	12/20/18	1,292,500	AUD	(13,788)
Swiss Market Index Contracts 13	9,200	12/21/18	1,196,000	CHF	(13,037)
British Pound Cross Currency, Contracts 1,300,000, Goldman Sachs	0.905	12/7/18	1,300,000	EUR	(4,887)
Canadian Dollar, Contracts 1,510,000, Goldman Sachs	1.32	12/6/18	1,510,000		(10,768)
Put Options:
CDX North American High Yield Index Series 31, Swaption 1 Month EURIBOR Paid Fixed Rate of 5 Underlying Swap Terminates 12/20/23, Contracts 1,900,000, Merrill Lynch, Pierce, Fenner & Smith	105.5	12/19/18	1,900,000,000	[b]	(25,232)
Markit iTraxx Europe Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 5 Underlying Swap Terminates 12/20/23, Contracts 800,000, Merrill Lynch, Pierce, Fenner & Smith	312.5	12/19/18	800,000,000	[b] EUR	(6,202)
Markit iTraxx Europe Index Series 30, Swaption 1 Month EURIBOR Paid Fixed Rate of 5 Underlying Swap Terminates 12/20/23, Contracts 800,000, Merrill Lynch, Pierce, Fenner & Smith	312.5	12/19/18	800,000,000	[b] EUR	(6,202)
Euro Stoxx 50 Pr Contracts 39	2,950	1/18/19	1,150,500	EUR	(15,461)
Euro Stoxx 50 Pr Contracts 32	3,350	11/16/18	1,072,000	EUR	(54,947)
Euro Stoxx 50 Pr Contracts 16	3,500	11/16/18	560,000	EUR	(54,150)
Ftse 100 Index Contracts 22	7,200	12/21/18	1,584,000	GBP	(57,647)

16

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
Ftse 100 Index Contracts 12	7,225	11/16/18	867,000	GBP	(23,314)
Ishares 20+ Year Treasury Bond Contracts 63	109	1/18/19	686,700		(4,347)
Ishares 20+ Year Treasury Bond Contracts 70	118	1/18/19	826,000		(38,850)
Ishares Jp Morgan Usd Emerging Contracts 140	102	1/18/19	1,428,000		(10,850)
Msci Em Contracts 9	960	3/15/19	864,000		(47,925)
Nikkei 225 Contracts 2	17,000	12/13/19	34,000,000	JPY	(8,065)
Nikkei 225 Contracts 3	20,000	12/14/18	60,000,000	JPY	(5,716)
Nikkei 225 Contracts 8	21,750	1/11/19	174,000,000	JPY	(54,947)
Nikkei 225 Contracts 4	22,750	3/8/19	91,000,000	JPY	(56,011)
Russell 2000 Index Contracts 6	1,400	12/21/18	840,000		(10,266)
S&P 500 Index Contracts 17	2,325	12/21/18	3,952,500		(14,195)
S&P 500 Index Contracts 2	2,375	12/20/19	475,000		(18,240)
S&P 500 Index Contracts 1	2,525	3/15/19	252,500		(5,645)
S&P 500 Index Contracts 3	2,700	12/21/18	810,000		(21,162)
S&P 500 Index Contracts 8	2,740	12/21/18	2,192,000		(67,040)
S&P 500 Index Contracts 3	2,800	1/18/19	840,000		(35,994)
S&P 500 Index Contracts 6	2,530	11/30/18	1,518,000		(8,100)
S&P/Asx 200 Index Contracts 22	5,775	12/20/18	1,270,500	AUD	(18,181)
Swiss Market Index Contracts 13	8,000	12/21/18	1,040,000	CHF	(3,730)
Swiss Market Index Contracts 22	8,150	12/21/18	1,793,000	CHF	(8,082)
British Pound Cross Currency, Contracts 1,300,000, Goldman Sachs	0.895	12/7/18	1,300,000	EUR	(21,533)

17

STATEMENT OF OPTIONS WRITTEN (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options: (continued)
Canadian Dollar, Contracts 1,510,000, Goldman Sachs	1.31	12/6/18	1,510,000		(9,684)
Total Options Written (premiums received $985,489)					(913,108)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

b Exercise price is referenced as basis points.

AUD—Australian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

See notes to financial statements.

18

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS October 31, 2018

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	439,017	British Pound	336,800	1/17/19	6,694
Goldman Sachs
United States Dollar	404,894	Swiss Franc	400,000	1/17/19	4,421
HSBC
British Pound	166,000	United States Dollar	213,856	1/17/19	(775)
United States Dollar	1,474,267	Euro	1,275,000	1/17/19	19,461
J.P. Morgan Securities
Euro	220,000	United States Dollar	252,071	1/17/19	(1,045)
Morgan Stanley
Euro	170,000	United States Dollar	194,354	1/17/19	(380)
British Pound	200,000	United States Dollar	260,664	1/17/19	(3,940)
Gross Unrealized Appreciation					30,576
Gross Unrealized Depreciation					(6,140)

See notes to financial statements.

19

STATEMENT OF SWAP AGREEMENTS

October 31, 2018

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2]
CDX North American High Yield Index Series 31 Received Fixed Rate of 5.00 3 Month	12/20/23	1,053,950	52,080	67,722	(9,896)
iTRAXX Crossover Europe Series 30 Index Received Fixed Rate of 5.00 3 Month	12/20/23	960,024	89,000	106,784	(12,168)
Purchased Contracts:[3]
iTRAXX Crossover Europe Series 30 Index Paid Fixed Rate of 1.00 3 Month	12/20/23	866,688	(12,543)	(16,338)	2,672
CDX North American Investment Grade Index Series 30 Paid Fixed Rate of 1.00 3 Month	12/20/23	1,003,679	(14,631)	(18,170)	2,389
Gross Unrealized Appreciation				5,061
Gross Unrealized Depreciation				(22,064)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	12,799,706	12,030,205
Affiliated issuers	13,709,322	13,709,322
Cash denominated in foreign currency	181,855	181,185
Cash collateral held by broker—Note 4		4,060,212
Swap upfront payments—Note 4		174,506
Receivable for futures variation margin—Note 4		59,502
Dividends and interest receivable		39,944
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		30,576
Receivable for swap variation margin—Note 4		2,978
Due from The Dreyfus Corporation and affiliates—Note 3(c)		12,506
Prepaid expenses		36,470
		30,337,406
Liabilities ($):
Outstanding options written, at value (premiums received $985,489)—Note 4		913,108
Swap upfront receipts—Note 4		34,508
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		6,140
Directors fees and expenses payable		424
Unrealized depreciation on foreign currency transactions		323
Accrued expenses and other liabilities		82,933
		1,037,436
Net Assets ($)		29,299,970
Composition of Net Assets ($):
Paid-in capital		30,009,901
Total distributable earnings (loss)		(709,931)
Net Assets ($)		29,299,970

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	976,243	967,892	13,686,745	13,669,090
Shares Outstanding	80,160	80,000	1,121,441	1,120,000
Net Asset Value Per Share ($)	12.18	12.10	12.20	12.20

See notes to financial statements.

21

STATEMENT OF OPERATIONS
From November 27, 2017 (commencement of operations) to October 31, 2018

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	392,150
Affiliated issuers	181,276
Interest	64,579
Total Income	638,005
Expenses:
Management fee—Note 3(a)	208,900
Prospectus and shareholders’ reports	131,496
Professional fees	126,185
Registration fees	79,660
Distribution fees—Note 3(b)	6,891
Shareholder servicing costs—Note 3(c)	4,987
Directors’ fees and expenses—Note 3(d)	2,645
Custodian fees—Note 3(c)	2,304
Loan commitment fees—Note 2	789
Miscellaneous	32,501
Total Expenses	596,358
Less—reduction in expenses due to undertaking—Note 3(a)	(319,451)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,004)
Net Expenses	275,903
Investment Income—Net	362,102
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(38,989)
Affiliated issuers	200
Net realized gain (loss) on options transactions	70,648
Net realized gain (loss) on futures	(619,301)
Net realized gain (loss) on swap agreements	28,116
Net realized gain (loss) on forward foreign currency exchange contracts	236,297
Net Realized Gain (Loss)	(323,029)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(659,424)
Net unrealized appreciation (depreciation) on options transactions	(36,448)
Net unrealized appreciation (depreciation) on futures	(72,871)
Net unrealized appreciation (depreciation) on swap agreements	(17,003)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	24,436
Net Unrealized Appreciation (Depreciation)	(761,310)
Net Realized and Unrealized Gain (Loss) on Investments	(1,084,339)
Net (Decrease) in Net Assets Resulting from Operations	(722,237)

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS
From November 27, 2017 (commencement of operations) to October 31, 2018

Operations ($):
Investment income—net	362,102
Net realized gain (loss) on investments	(323,029)
Net unrealized appreciation (depreciation) on investments	(761,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	(722,237)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,002,000
Class C	1,000,480
Class I	14,156,000
Class Y	14,000,000
Cost of shares redeemed
Class I	(136,273)
Increase (Decrease) in Net Assets from Capital Stock Transactions	30,022,207
Total Increase (Decrease) in Net Assets	29,299,970
Net Assets ($):
Beginning of Period	-
End of Period	29,299,970
Capital Share Transactions (Shares):
Class A
Shares sold	80,160
Net Increase (Decrease) in Shares Outstanding	80,160
Class C
Shares sold	80,000
Net Increase (Decrease) in Shares Outstanding	80,000
Class I
Shares sold	1,132,239
Shares redeemed	(10,798)
Net Increase (Decrease) in Shares Outstanding	1,121,441
Class Y
Shares sold	1,120,000
Net Increase (Decrease) in Shares Outstanding	1,120,000

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Period Ended
October 31, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.13
Net realized and unrealized gain (loss) on investments	(.45)
Total from Investment Operations	(.32)
Net asset value, end of period	12.18
Total Return (%)[c,d]	(2.64)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assetse[e,f]	2.36
Ratio of net expenses to average net assets[e,f]	1.20
Ratio of net investment income to average net assets[e,f]	1.09
Portfolio Turnover Rate[c]	8.67
Net Assets, end of period ($ x 1,000)	976

a From November 27, 2017 (commencement of operations) to October 31, 2018.
b Based on average shares outstanding.
c Not annualized.
d Exclusive of sales charge.
e Amount does not included the expense of the underlying funds.
f Annualized.

See notes to financial statements.

24

Class C Shares	Period Ended
October 31, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.04
Net realized and unrealized gain (loss) on investments	(.44)
Total from Investment Operations	(.40)
Net asset value, end of period	12.10
Total Return (%)[c,d]	(3.28)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	3.10
Ratio of net expenses to average net assets[e,f]	1.95
Ratio of net investment income to average net assets[e,f]	.34
Portfolio Turnover Rate[c]	8.67
Net Assets, end of period ($ x 1,000)	968

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Exclusive of sales charge.

e Amount does not included the expense of the underlying funds.

f Annualized.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

Class I Shares	Period Ended
October 31, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.16
Net realized and unrealized gain (loss) on investments	(.46)
Total from Investment Operations	(.30)
Net asset value, end of period	12.20
Total Return (%)[c]	(2.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	2.10
Ratio of net expenses to average net assets[d,e]	.95
Ratio of net investment income to average net assets[d,e]	1.34
Portfolio Turnover Rate[c]	8.67
Net Assets, end of period ($ x 1,000)	13,687

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Amount does not included the expense of the underlying funds.

e Annualized.

See notes to financial statements.

26

Class Y Shares	Period Ended
October 31, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.16
Net realized and unrealized gain (loss) on investments	(.46)
Total from Investment Operations	(.30)
Net asset value, end of period	12.20
Total Return (%)[c]	(2.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	2.10
Ratio of net expenses to average net assets[d,e]	.95
Ratio of net investment income to average net assets[d,e]	1.34
Portfolio Turnover Rate[c]	8.67
Net Assets, end of period ($ x 1,000)	13,669

a From November 27, 2017 (commencement of operations) to October 31, 2018.

b Based on average shares outstanding.

c Not annualized.

d Amount does not included the expense of the underlying funds.

e Annualized.

See notes to financial statements.

27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Insight Broad Opportunities Fund (the “fund”) is a separate non-diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund had no operations until November 27, 2017 (commencement of operations), other than matters relating to its organization and registration under the Act. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective February 1, 2018, Pareto Investment Management Limited was renamed Insight Investment International Limited (“Insight”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, which serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 of the outstanding Class A shares, all of the outstanding Class C and Class Y shares and 1,120,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

28

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

29

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

30

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

31

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	103,541	-	103,541
Equity Common Stock	-	378,580†	-	378,580
Exchange-Traded Funds	6,283,241	-	-	6,283,241
Foreign Government	-	709,459	-	709,459
Investment Companies	13,709,322	1,725,730†	-	15,435,052
U.S. Treasury	-	2,152,424	-	2,152,424
Other Financial Instruments:
Futures††	174,586	-	-	174,586
Forward Foreign Currency Exchange Contracts††	-	30,576	-	30,576
Options Purchased	677,230	-	-	677,230
Swaps††	-	5,061	-	5,061
Liabilities ($)
Other Financial Instruments:
Futures††	(247,457)	-	-	(247,457)
Forward Foreign Currency Exchange Contracts††	-	(6,140)	-	(6,140)
Options Written	(812,303)	(100,805)	-	(913,108)
Swaps††	-	(22,064)	-	(22,064)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange traded and centrally cleared derivatives are reported in the Statement of Assets and Liabilities.

At October 31, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

32

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

33

NOTES TO FINANCIAL STATEMENTS (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

The tax year in the period ended October 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,032,787, accumulated capital losses $954,164, and unrealized depreciation $788,554.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2018. If not applied, the fund has $244,118 of short-term capital losses and $710,046 of long-term capital losses which can be carried forward for an unlimited period.

During the period ended October 31, 2018, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, passive foreign investment companies, swap periodic payments and fund start-up costs the fund increased total distributable earnings (loss) by $12,306 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

34

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying money market fund are reflected in the underlying money market fund’s net asset value. In addition, Dreyfus has agreed to waive a portion of its management fee equal to the management fee Dreyfus receives from the money market underlying fund with respect to the assets of the fund within underlying money market fund. The reduction in expenses, pursuant to the undertaking, amounted to $2,272 during the period ended October 31, 2018.

Dreyfus has also contractually agreed, from November 27, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying money market fund and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may

35

NOTES TO FINANCIAL STATEMENTS (continued)

terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $280,825 during the period ended October 31, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Insight, Insight serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2018, Class C shares were charged $6,891 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended

36

October 31, 2018, Class A and Class C shares were charged $2,323 and $2,297, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2018, the fund was charged $324 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2018, the fund was charged $2,304 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,004.

During the period ended October 31, 2018, the fund was charged $12,797 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,787, Distribution Plan fees $621, Shareholder Services Plan fees $416, custodian fees $1,225, Chief Compliance Officer fees $4,193 and transfer agency fees $45, which are offset against an expense reimbursement currently in effect in the amount of $37,793.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period ended October 31, 2018, amounted to $26,246,603 and $1,900,562, respectively.

37

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, interest rate risk and foreign currency risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and

38

obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at October 31, 2018 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the

39

NOTES TO FINANCIAL STATEMENTS (continued)

date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments

40

received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2018 are set forth in the Statement of Swap Agreements.

41

NOTES TO FINANCIAL STATEMENTS (continued)

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	91,603	[1]	Interest rate risk	(13,212)	[1]
Equity risk	700,782	[1,2]	Equity risk	(1,046,548)	[1,3]
Foreign exchange risk	90,007	[1,4]	Foreign exchange risk	(53,012)	[3,4]
Credit risk	5,061	[5]	Credit risk	(75,997)	[3,5]
Gross fair value of derivative contracts	887,453			(1,188,769)

Statement of Assets and Liabilities location:
[1] Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2] Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3] Outstanding options written, at value.
[4] Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

[5] Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(70,383)		17,179		-		-		(53,204)
Equity	(589,910)		4,878		-		-		(585,032)
Foreign exchange	40,992		(24,495)		236,297		-		252,794
Credit	-		73,086		-		28,116		101,202
Total	(619,301)		70,648		236,297		28,116		(284,240)

42

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	78,391		-		-		-		78,391
Equity	(210,693)		(71,354)		-		-		(282,047)
Foreign exchange	59,431		29,936		24,436		-		113,803
Credit	-		4,970		-		(17,003)		(12,033)
Total	(72,871)		(36,448)		24,436		(17,003)		(101,886)

Statement of Operations location:
[1] Net realized gain (loss) on futures.
[2] Net realized gain (loss) on options transactions.
[3] Net realized gain (loss) on forward foreign currency exchange contracts.
[4] Net realized gain (loss) on swap agreements.
[5] Net unrealized appreciation (depreciation) on futures.
[6] Net unrealized appreciation (depreciation) on options transactions.
[7] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8] Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At October 31, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	174,586	(247,457)
Options	677,230	(913,108)
Forward contracts	30,576	(6,140)
Swaps	5,061	(22,064)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	887,453	(1,188,769)
Derivatives not subject to
Master Agreements	(856,877)	1,081,824
Total gross amount of assets
and liabilities subject to
Master Agreements	30,576	(106,945)

43

NOTES TO FINANCIAL STATEMENTS (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	6,694		-	-	6,694
Goldman Sachs International	4,421		(4,421)	-	-
HSBC	19,461		(775)	-	18,686
Total	30,576		(5,196)	-	25,380

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs International	(46,872)		4,421	-	(42,451)
HSBC	(775)		775	-	-
J.P. Morgan Securities	(1,045)		-	-	(1,045)
Merrill Lynch, Pierce, Fenner & Smith	(53,933)		-	-	(53,933)
Morgan Stanley	(4,320)		-	-	(4,320)
Total	(106,945)		5,196	-	(101,749)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2018:

Average Market Value ($)
Equity futures	9,211,269
Equity options contracts	1,112,159
Interest rate futures	10,415,619
Interest rate options contracts	21,044
Foreign currency futures	924,929
Foreign currency options contracts	110,775
Forward contracts	5,299,419
Credit options contracts	49,369

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2018:

44

Average Notional Value ($)
Credit default swap agreements	4,330,429

At October 31, 2018, the cost of investments for federal income tax purposes was $26,638,001; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $915,635, consisting of $778,547 gross unrealized appreciation and $1,694,182 gross unrealized depreciation.

45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon Insight Broad Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Insight Broad Opportunities Fund (the “Fund”) (one of the funds constituting BNY Mellon Absolute Insight Funds, Inc.), including the statement of investments, investments in affiliated issuers, futures, options written, forward foreign currency exchange contracts and swap agreements, as of October 31, 2018, and the related statements of operations and changes in net assets for the period from November 27, 2017 (commencement of operations) through October 31, 2018, the financial highlights for the period from November 27, 2017 (commencement of operations) through October 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Absolute Insight Funds, Inc.) at October 31, 2018, the results of its operations, the changes in its net assets and its financial highlights for the period from November 27, 2017 (commencement of operations) through October 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
December 28, 2018

46

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (2015)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 125

———————

Joni Evans (76)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com, an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 21

———————

Joan Gulley (71)

Board Member (2017)

Principal Occupation During Past 5 Years:

• PNC Financial Services Group, Inc.(1993-2014), Executive Vice President and Chief Human Resources Officer and Executive Committee Member (2008-2014)

No. of Portfolios for which Board Member Serves: 52

———————

Ehud Houminer (78)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Board of Overseers at the Columbia Business School, Columbia

University (1992-present)

Trustee, Ben Gurion University

No. of Portfolios for which Board Member Serves: 52

———————

47

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Alan H. Howard (59)

Board Member (2018)

Principal Occupation During Past 5 Years:

• Managing Partner of Heathcote Advisors LLC, a financial advisory services firm (2008 – present)

• President of Dynatech/MPX Holdings LLC (2012 – present), a global supplier and service provider of military aircraft parts, including Chief Executive Officer of an operating subsidiary, Dynatech International LLC (2013 – present)

• Senior Advisor, Rossoff & Co., an independent investment banking firm (2014 – present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, a designer and manufacturer of watches, Director (1997-present)

No. of Portfolios for which Board Member Serves: 21

———————

Robin A. Melvin (55)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 100

———————

Burton N. Wallack (67)

Board Member (2015)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 21

———————

Benaree Pratt Wiley (72)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 80

———————

48

INTERESTED BOARD MEMBERs

Gordon J. Davis (77)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 55

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

49

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since December 2015.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 124 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since December 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since December 2015.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since December 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since December 2015.

Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since December 2015.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 149 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since December 2015.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1985.

50

GAVIN C. REILLY, Assistant Treasurer since December 2015.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2015.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since December 2015.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2015.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 149 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since December 2015.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 149 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 143 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

51

NOTES

52

NOTES

53

For More Information

BNY Mellon Insight Broad Opportunities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Insight Investment
International Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DIOAX Class C: DIOCX Class I: DIOIX Class Y: DIOYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 4115AR1018

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $135,790 in 2017 and $183,035 in 2018.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $9,248 in 2017 and $50,230 in 2018. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,168 in 2017 and $10,795 in 2018. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $6 in 2017 and $9 in 2018. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2017 and $0 in 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $32,905,415 in 2017 and $30,820,284 in 2018.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 2, 2019

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)